Schedule of Investments (unaudited) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$49	$59,418
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30 (Call 03/15/25)(a)	25	25,207

		84,625

Aerospace & Defense — 1.0%
Arconic Inc., 5.95%, 02/01/37	50	54,444
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	25	29,383
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	100	104,277
3.38%, 06/15/46 (Call 12/15/45)	87	87,729
3.55%, 03/01/38 (Call 09/01/37)	225	238,334
3.65%, 03/01/47 (Call 09/01/46)	10	10,498
3.75%, 02/01/50 (Call 08/01/49)	100	108,453
5.88%, 02/15/40	10	13,525
6.13%, 02/15/33	50	66,716
6.88%, 03/15/39	60	88,673
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/14/42)	26	29,326
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	15	17,807
5.05%, 04/27/45 (Call 10/27/44)	50	62,557
6.15%, 12/15/40	10	13,597
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	50	55,145
3.80%, 03/01/45 (Call 09/01/44)	35	39,176
4.07%, 12/15/42	100	115,517
4.09%, 09/15/52 (Call 03/15/52)	40	47,030
4.50%, 05/15/36 (Call 11/15/35)	80	95,746
4.70%, 05/15/46 (Call 11/15/45)	167	211,661
5.72%, 06/01/40	25	33,879
Series B, 6.15%, 09/01/36	50	69,227
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	100	108,328
4.03%, 10/15/47 (Call 04/15/47)	163	182,581
4.75%, 06/01/43	28	34,004
5.05%, 11/15/40	35	43,130
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	36,050
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	10	11,761
4.70%, 12/15/41	10	12,422
4.88%, 10/15/40	26	32,829
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	25	29,645
4.80%, 12/15/43 (Call 06/15/43)	65	79,611
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	125	137,410
4.05%, 05/04/47 (Call 11/04/46)	25	28,611
4.15%, 05/15/45 (Call 11/16/44)	100	114,919
4.45%, 11/16/38 (Call 05/16/38)	50	59,415
4.50%, 06/01/42	254	305,714
4.63%, 11/16/48 (Call 05/16/48)	85	106,304
5.40%, 05/01/35	25	32,261
5.70%, 04/15/40	15	20,207
6.05%, 06/01/36	25	34,111
6.13%, 07/15/38	107	149,196

		3,151,209

Security	Par (000)	Value

Agriculture — 0.7%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	$75	$70,858
4.25%, 08/09/42	128	128,709
4.50%, 05/02/43	50	51,422
5.38%, 01/31/44	74	83,649
5.80%, 02/14/39 (Call 08/14/38)	35	41,074
5.95%, 02/14/49 (Call 08/14/48)	200	240,740
6.20%, 02/14/59 (Call 08/14/58)	100	119,890
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	50	54,903
4.02%, 04/16/43	110	124,291
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)	200	199,172
4.54%, 08/15/47 (Call 02/15/47)	150	147,393
4.76%, 09/06/49 (Call 03/06/49)	20	20,214
Cargill Inc., 3.88%, 05/23/49 (Call 11/23/48)(a)	100	113,592
Philip Morris International Inc.
3.88%, 08/21/42	44	46,080
4.13%, 03/04/43	80	86,853
4.25%, 11/10/44	80	89,591
4.38%, 11/15/41	110	122,456
4.50%, 03/20/42	100	113,401
4.88%, 11/15/43	60	71,685
6.38%, 05/16/38	15	20,806
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	85	97,185
5.85%, 08/15/45 (Call 02/12/45)	125	141,304
6.15%, 09/15/43	35	40,073
7.25%, 06/15/37	51	65,130

		2,290,471

Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	35	37,351
3.63%, 05/01/43 (Call 11/01/42)	35	38,353
3.88%, 11/01/45 (Call 05/01/45)	80	92,678
VF Corp., 6.45%, 11/01/37	36	50,915

		219,297

Auto Manufacturers — 0.4%
Daimler Finance North America LLC, 8.50%, 01/18/31	100	150,112
Ford Motor Co.
4.75%, 01/15/43	155	135,298
5.29%, 12/08/46 (Call 06/08/46)	85	79,511
7.40%, 11/01/46	25	27,882
7.45%, 07/16/31	125	145,166
General Motors Co.
5.00%, 04/01/35	68	70,197
5.15%, 04/01/38 (Call 10/01/37)	120	123,198
5.20%, 04/01/45	85	84,698
5.40%, 04/01/48 (Call 10/01/47)	45	45,910
5.95%, 04/01/49 (Call 10/01/48)	50	54,519
6.25%, 10/02/43	88	97,812
6.60%, 04/01/36 (Call 10/01/35)	56	64,981
6.75%, 04/01/46 (Call 10/01/45)	78	90,726

		1,170,010

Auto Parts & Equipment — 0.0%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	25	24,617
5.40%, 03/15/49 (Call 09/15/48)	35	39,841
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	50	52,677

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	$35	$36,326

		153,461

Banks — 4.1%
Bank of America Corp.
4.08%, 04/23/40 (Call 04/23/39)(b)	100	113,058
4.24%, 04/24/38 (Call 04/24/37)(b)	256	295,163
4.33%, 03/15/50 (Call 03/15/49)(b)	50	60,093
4.44%, 01/20/48 (Call 01/20/47)(b)	305	370,194
4.88%, 04/01/44	20	25,546
5.00%, 01/21/44	236	307,270
5.88%, 02/07/42	60	84,569
7.75%, 05/14/38	185	287,447
Series L, 4.75%, 04/21/45	105	128,906
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(b)(c)(d)	25	30,088
Barclays PLC, 4.95%, 01/10/47	285	328,633
Citigroup Inc.
3.88%, 01/24/39 (Call 01/22/38)(b)	15	16,467
4.28%, 04/24/48 (Call 10/24/47)(b)	77	91,439
4.65%, 07/30/45	77	94,393
4.65%, 07/23/48 (Call 06/23/48)	110	136,602
4.75%, 05/18/46	150	178,932
5.30%, 05/06/44	164	207,047
5.88%, 01/30/42	25	34,742
6.13%, 08/25/36	100	130,688
6.63%, 06/15/32	138	183,541
6.68%, 09/13/43	45	65,629
8.13%, 07/15/39	175	290,232
Commonwealth Bank of Australia
3.74%, 09/12/39(a)	200	198,912
3.90%, 07/12/47(a)	265	294,982
Cooperatieve Rabobank UA
5.25%, 05/24/41	25	34,702
5.25%, 08/04/45	250	317,950
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	133,968
Fifth Third Bancorp., 8.25%, 03/01/38	112	172,937
Goldman Sachs Capital I, 6.35%, 02/15/34	180	234,661
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(b)	65	70,881
4.41%, 04/23/39 (Call 04/23/38)(b)	60	68,366
4.75%, 10/21/45 (Call 04/21/45)	125	153,356
4.80%, 07/08/44 (Call 01/08/44)	165	202,036
5.15%, 05/22/45	150	184,685
6.25%, 02/01/41	195	275,426
6.45%, 05/01/36	75	99,817
6.75%, 10/01/37	323	445,055
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30)(a)(b)(c)	50	82,558
HSBC Holdings PLC
6.10%, 01/14/42	115	161,944
6.50%, 05/02/36	210	283,788
6.50%, 09/15/37	250	339,895
6.80%, 06/01/38	150	211,752
JPMorgan Chase & Co.
3.88%, 07/24/38 (Call 07/24/37)(b)	281	310,578
3.90%, 01/23/49 (Call 01/23/48)(b)	75	84,121
3.96%, 11/15/48 (Call 11/15/47)(b)	225	254,484
4.03%, 07/24/48 (Call 07/24/47)(b)	115	131,513
4.26%, 02/22/48 (Call 02/22/47)(b)	100	118,115
4.85%, 02/01/44	100	126,910
4.95%, 06/01/45	175	219,523

Security	Par (000)	Value

Banks (continued)
5.40%, 01/06/42	$5	$6,687
5.50%, 10/15/40	100	134,169
5.60%, 07/15/41	147	201,878
5.63%, 08/16/43	75	100,947
6.40%, 05/15/38	185	266,940
KfW
0.00%, 04/18/36(e)	145	101,174
0.00%, 06/29/37(e)	150	102,114
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	240,520
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39	75	85,294
4.29%, 07/26/38	100	115,501
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(b)	100	110,131
4.30%, 01/27/45	180	211,864
4.38%, 01/22/47	125	149,701
4.46%, 04/22/39 (Call 04/22/38)(b)	67	78,476
6.38%, 07/24/42	125	184,396
7.25%, 04/01/32	119	169,611
RBS Capital Trust II, 6.43%, (Call 01/03/34)(b)(c)	25	34,833
Regions Financial Corp., 7.38%, 12/10/37	25	35,526
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(b)(c)	50	71,484
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	249,828
Wachovia Corp., 5.50%, 08/01/35	40	50,996
Wells Fargo & Co.
3.90%, 05/01/45	65	73,283
4.40%, 06/14/46	85	97,694
4.65%, 11/04/44	135	160,476
4.75%, 12/07/46	175	211,806
4.90%, 11/17/45	185	227,319
5.38%, 02/07/35	101	129,837
5.38%, 11/02/43	150	192,667
5.61%, 01/15/44	125	164,315
Wells Fargo Bank N.A., 6.60%, 01/15/38	250	361,607
Wells Fargo Capital X, 5.95%, 12/01/86	25	31,168
Westpac Banking Corp., 4.42%, 07/24/39	100	108,320

		13,134,156

Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	250	291,350
4.90%, 02/01/46 (Call 08/01/45)	575	689,201
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	10	10,638
4.63%, 02/01/44	100	114,040
4.70%, 02/01/36 (Call 08/01/35)	40	46,236
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	70	72,657
4.38%, 04/15/38 (Call 10/15/37)	90	101,587
4.44%, 10/06/48 (Call 04/06/48)	251	285,462
4.60%, 04/15/48 (Call 10/15/47)	225	260,642
4.75%, 04/15/58 (Call 10/15/57)	50	59,641
4.90%, 01/23/31 (Call 10/23/30)	375	448,387
5.45%, 01/23/39 (Call 07/23/38)	25	31,700
5.55%, 01/23/49 (Call 07/23/48)	100	132,295
5.80%, 01/23/59 (Call 07/23/58)	115	159,750
5.88%, 06/15/35	75	93,324
8.20%, 01/15/39	405	645,930
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	82	101,342

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Constellation Brands Inc.
4.10%, 02/15/48 (Call 08/15/47)	$60	$63,493
4.50%, 05/09/47 (Call 11/09/46)	80	89,370
5.25%, 11/15/48 (Call 05/15/48)	25	30,795
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	25	28,403
5.88%, 09/30/36	35	48,075
Diageo Investment Corp., 4.25%, 05/11/42	112	132,261
Heineken NV, 4.35%, 03/29/47 (Call 09/29/46)(a)	25	28,686
Keurig Dr Pepper Inc.
4.42%, 12/15/46 (Call 06/15/46)	75	81,665
4.50%, 11/15/45 (Call 08/15/45)	60	65,882
4.99%, 05/25/38 (Call 11/25/37)	15	17,648
5.09%, 05/25/48 (Call 11/25/47)	30	36,528
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	115	113,686
5.00%, 05/01/42	100	108,724
PepsiCo Inc.
3.38%, 07/29/49 (Call 01/29/49)	50	53,173
3.45%, 10/06/46 (Call 04/06/46)	175	188,464
3.60%, 08/13/42	75	81,956
4.00%, 03/05/42	10	11,541
4.00%, 05/02/47 (Call 11/02/46)	94	110,053
4.25%, 10/22/44 (Call 04/22/44)	50	60,006
4.45%, 04/14/46 (Call 10/14/45)	75	93,484
4.60%, 07/17/45 (Call 01/17/45)	25	31,559

		5,019,634

Biotechnology — 0.6%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	100	112,618
4.56%, 06/15/48 (Call 12/15/47)	100	116,772
4.66%, 06/15/51 (Call 12/15/50)	285	336,394
5.15%, 11/15/41 (Call 05/15/41)	175	214,037
5.65%, 06/15/42 (Call 12/15/41)	50	63,867
5.75%, 03/15/40(d)	15	19,181
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	23	29,726
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	119	145,211
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	17	19,026
4.15%, 03/01/47 (Call 09/01/46)	160	178,646
4.50%, 02/01/45 (Call 08/01/44)	125	144,682
4.60%, 09/01/35 (Call 03/01/35)	155	185,360
4.75%, 03/01/46 (Call 09/01/45)	140	168,174
4.80%, 04/01/44 (Call 10/01/43)	110	132,487
5.65%, 12/01/41 (Call 06/01/41)	25	32,903

		1,899,084

Building Materials — 0.2%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	40	43,618
4.63%, 07/02/44 (Call 01/02/44)	100	108,570
4.95%, 07/02/64 (Call 01/02/64)(f)	18	18,898
5.13%, 09/14/45 (Call 03/14/45)	4	4,659
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	55	57,523
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	42	43,728
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	45	42,406
4.40%, 01/30/48 (Call 07/30/47)	25	23,658
7.00%, 12/01/36	20	24,780
Votorantim Cimentos International SA, 7.25%, 04/05/41(g)	200	251,554

Security	Par (000)	Value

Building Materials (continued)
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	$80	$88,543
4.70%, 03/01/48 (Call 09/01/47)	25	28,587

		736,524

Chemicals — 0.9%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(a)	50	52,896
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	35	40,683
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	28,687
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(g)	200	225,784
CF Industries Inc.
4.95%, 06/01/43	67	68,744
5.15%, 03/15/34	35	38,303
5.38%, 03/15/44	60	63,881
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	15	16,416
4.38%, 11/15/42 (Call 05/15/42)	112	118,424
4.63%, 10/01/44 (Call 04/01/44)	60	65,479
4.80%, 05/15/49 (Call 11/15/48)	30	33,918
5.25%, 11/15/41 (Call 08/15/41)	13	14,916
5.55%, 11/30/48 (Call 05/30/48)	40	49,397
9.40%, 05/15/39	31	51,069
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	195	234,505
5.42%, 11/15/48 (Call 05/15/48)	85	105,802
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	94	100,838
4.80%, 09/01/42 (Call 03/01/42)	20	21,693
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)	87	99,422
5.50%, 12/08/41	20	26,706
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	10	10,874
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	65	68,794
Israel Chemicals Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(g)	35	41,618
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	133	148,578
5.25%, 07/15/43	78	90,317
LYB International Finance III LLC, 4.20%, 10/15/49 (Call 04/15/49)	10	10,284
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	5	5,235
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	25	23,779
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	35	39,718
5.63%, 11/15/43 (Call 05/15/43)	75	86,587
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	35	36,731
4.90%, 06/01/43 (Call 12/01/42)	50	55,854
5.00%, 04/01/49 (Call 10/01/48)	70	82,004
5.25%, 01/15/45 (Call 07/15/44)	20	23,362
5.63%, 12/01/40	21	24,960
6.13%, 01/15/41 (Call 07/15/40)	50	61,887
Olin Corp., 5.00%, 02/01/30 (Call 02/01/24)	50	49,910
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48 (Call 07/15/47)(g)	200	199,408
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	10	10,634
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	40	39,759
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	50	52,334
4.50%, 06/01/47 (Call 12/01/46)	100	114,209

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.55%, 08/01/45 (Call 02/01/45)	$10	$11,346
Syngenta Finance NV, 5.68%, 04/24/48 (Call 10/24/47)(a)	25	26,018
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	60	60,309
5.00%, 08/15/46 (Call 02/15/46)	55	59,766

		2,891,838

Commercial Services — 0.6%
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	17	21,613
DP World PLC, 6.85%, 07/02/37(a)	200	262,616
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	125	135,619
5.63%, 03/15/42(a)	10	12,745
7.00%, 10/15/37(a)	145	205,665
George Washington University (The) 4.87%, 09/15/45	25	32,243
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	49	57,607
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	75	88,593
Massachusetts Institute of Technology
3.89%, 07/01/2116	50	57,519
3.96%, 07/01/38	75	85,570
4.68%, 07/01/2114	55	73,919
5.60%, 07/01/2111	55	88,890
Moody’s Corp., 4.88%, 12/17/48 (Call 06/17/48)	25	31,438
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	25	26,579
4.88%, 10/15/40	105	138,382
Princeton University, 5.70%, 03/01/39	100	140,135
S&P Global Inc., 4.50%, 05/15/48 (Call 11/15/47)	25	30,693
United Rentals North America Inc., 5.25%, 01/15/30 (Call 01/15/25)	75	79,656
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	190	208,284
University of Southern California, 3.03%, 10/01/39	70	71,926
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	10	12,300
William Marsh Rice University, 3.57%, 05/15/45	180	198,430

		2,060,422

Computers — 0.9%
Apple Inc.
3.45%, 02/09/45	160	170,155
3.75%, 11/13/47 (Call 05/13/47)	10	11,184
3.85%, 05/04/43	220	247,095
3.85%, 08/04/46 (Call 02/04/46)	145	163,696
4.25%, 02/09/47 (Call 08/09/46)	85	101,298
4.38%, 05/13/45	135	163,370
4.45%, 05/06/44	75	91,557
4.50%, 02/23/36 (Call 08/23/35)	135	165,178
4.65%, 02/23/46 (Call 08/23/45)	280	353,046
Dell Inc.
5.40%, 09/10/40	25	25,170
6.50%, 04/15/38	25	26,640
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(a)	120	155,014
8.35%, 07/15/46 (Call 01/15/46)(a)	150	201,180
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	78	93,715
6.35%, 10/15/45 (Call 04/15/45)	100	119,308
HP Inc., 6.00%, 09/15/41	110	122,114
International Business Machines Corp. 4.00%, 06/20/42	209	230,364

Security	Par (000)	Value

Computers (continued)
4.15%, 05/15/39	$100	$113,432
4.25%, 05/15/49	100	114,614
4.70%, 02/19/46	120	144,434
5.60%, 11/30/39	90	118,992
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	50	51,563

		2,983,119

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.95%, 03/15/43	25	30,992
Colgate-Palmolive Co., 4.00%, 08/15/45	120	144,396
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	10	11,856
4.38%, 06/15/45 (Call 12/15/44)	50	60,212
6.00%, 05/15/37	35	48,257
Procter & Gamble Co. (The), 3.50%, 10/25/47	100	113,249
Unilever Capital Corp., 5.90%, 11/15/32	100	136,096

		545,058

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	75	78,822
4.20%, 05/15/47 (Call 11/15/46)	35	39,440
4.60%, 06/15/45 (Call 12/15/44)	100	120,777

		239,039

Diversified Financial Services — 1.0%
Ally Financial Inc. 8.00%, 11/01/31	185	254,559
American Express Co., 4.05%, 12/03/42	150	176,485
Blackstone Holdings Finance Co. LLC
3.50%, 09/10/49 (Call 03/10/49)(a)	50	50,347
5.00%, 06/15/44(a)	45	54,966
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	80	90,999
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	60	69,985
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	57	77,514
Credit Suisse USA Inc., 7.13%, 07/15/32	175	254,037
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	800	860,736
Intercontinental Exchange Inc., 4.25%, 09/21/48 (Call 03/21/48)	40	47,450
Invesco Finance PLC, 5.38%, 11/30/43	10	12,214
Jefferies Group LLC
6.25%, 01/15/36	75	89,742
6.50%, 01/20/43	25	29,527
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	135	139,108
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	35	43,151
Legg Mason Inc., 5.63%, 01/15/44	90	101,250
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	65	72,977
3.80%, 11/21/46 (Call 05/21/46)	70	79,734
3.95%, 02/26/48 (Call 08/26/47)	70	82,298
Navient Corp., 5.63%, 08/01/33(d)	50	42,788
Raymond James Financial Inc., 4.95%, 07/15/46	95	113,857
Springleaf Finance Corp., 5.38%, 11/15/29 (Call 05/15/29)	10	10,302
Visa Inc.
3.65%, 09/15/47 (Call 03/15/47)	25	28,182
4.15%, 12/14/35 (Call 06/14/35)	180	215,138
4.30%, 12/14/45 (Call 06/14/45)	210	258,306
Western Union Co. (The), 6.20%, 11/17/36	26	29,355

		3,285,007

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 6.0%
Abu Dhabi National Energy Co. PJSC
4.88%, 04/23/30(g)	$200	$227,648
6.50%, 10/27/36(a)	225	304,445
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, 4.63%, 10/15/39 (Call 04/18/39)(a)	200	203,102
AEP Transmission Co. LLC, 3.80%, 06/15/49 (Call 12/15/48)	50	55,444
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	10	10,778
4.15%, 08/15/44 (Call 02/15/44)	50	56,337
4.30%, 01/02/46 (Call 07/02/45)	20	23,276
6.00%, 03/01/39	100	138,643
Series A, 4.30%, 07/15/48 (Call 01/15/48)	50	59,250
Series B, 3.70%, 12/01/47 (Call 06/01/47)	125	135,079
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	125	137,334
4.15%, 03/15/46 (Call 09/15/45)	60	69,900
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)	10	11,720
7.00%, 04/01/38	76	109,144
Arizona Public Service Co.
3.50%, 12/01/49 (Call 06/01/49)	50	51,038
3.75%, 05/15/46 (Call 11/15/45)	35	37,105
4.35%, 11/15/45 (Call 05/15/45)	40	46,096
4.50%, 04/01/42 (Call 10/01/41)	26	30,293
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	40	47,023
Baltimore Gas & Electric Co., 3.75%, 08/15/47 (Call 02/15/47)	25	27,096
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	70	82,094
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	75	81,607
4.45%, 01/15/49 (Call 07/15/48)	50	59,596
4.50%, 02/01/45 (Call 08/01/44)	103	123,527
5.15%, 11/15/43 (Call 05/15/43)	85	109,448
6.13%, 04/01/36	270	374,962
Black Hills Corp., 4.35%, 05/01/33 (Call 02/01/33)	75	83,398
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	53,173
3.95%, 03/01/48 (Call 09/01/47)	50	57,277
4.50%, 04/01/44 (Call 10/01/43)	100	121,736
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	75	91,123
Comision Federal de Electricidad, 6.13%, 06/16/45(g)	200	229,072
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	100	107,594
3.70%, 03/01/45 (Call 09/01/44)	100	108,031
4.00%, 03/01/49 (Call 09/01/48)	40	45,623
5.90%, 03/15/36	25	33,627
6.45%, 01/15/38	25	36,153
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	25	27,361
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	35	35,119
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	100	120,376
Series A, 4.15%, 06/01/45 (Call 12/01/44)	10	11,784
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	25	27,200
4.45%, 03/15/44 (Call 09/15/43)	175	205,096
4.50%, 12/01/45 (Call 06/01/45)	40	47,559
4.50%, 05/15/58 (Call 11/15/57)	50	58,698
4.63%, 12/01/54 (Call 06/01/54)	100	120,625
Series 06-A, 5.85%, 03/15/36	10	13,148

Security	Par (000)	Value

Electric (continued)
Series 07-A, 6.30%, 08/15/37	$25	$34,755
Series 08-B, 6.75%, 04/01/38	105	152,776
Series 09-C, 5.50%, 12/01/39	10	13,109
Series A, 4.13%, 05/15/49 (Call 11/15/48)	25	28,679
Series C, 4.00%, 11/15/57 (Call 05/15/57)	75	81,613
Series C, 4.30%, 12/01/56 (Call 06/01/56)	25	28,549
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	20	20,205
4.05%, 05/15/48 (Call 11/15/47)	100	116,829
4.35%, 04/15/49 (Call 10/15/48)	25	30,754
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)(a)	50	53,718
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	10	11,697
7.00%, 06/15/38	60	83,854
Series A, 4.60%, 03/15/49 (Call 09/15/48)	50	58,737
Series B, 5.95%, 06/15/35	175	222,294
Series C, 4.90%, 08/01/41 (Call 02/01/41)	60	70,674
Series E, 6.30%, 03/15/33	25	32,817
Series F, 5.25%, 08/01/33	50	60,406
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	30	36,116
5.10%, 06/01/65 (Call 12/01/64)	50	66,558
5.45%, 02/01/41 (Call 08/01/40)	25	32,568
6.05%, 01/15/38	61	82,609
6.63%, 02/01/32	10	13,573
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	100	110,438
3.75%, 08/15/47 (Call 02/15/47)	25	27,966
3.95%, 03/01/49 (Call 09/01/48)	25	29,061
4.30%, 07/01/44 (Call 01/01/44)	50	59,239
Series A, 4.00%, 04/01/43 (Call 10/01/42)	10	11,348
Series A, 4.05%, 05/15/48 (Call 11/15/47)	60	70,091
DTE Energy Co., 2.95%, 03/01/30 (Call 10/01/29)	20	19,965
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	125	135,975
3.75%, 06/01/45 (Call 12/01/44)	25	27,220
3.88%, 03/15/46 (Call 09/15/45)	85	94,450
4.25%, 12/15/41 (Call 06/15/41)	40	46,082
5.30%, 02/15/40	13	16,883
6.00%, 01/15/38	30	41,077
6.10%, 06/01/37	18	24,670
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	110	114,499
3.95%, 08/15/47 (Call 02/15/47)	65	70,020
4.20%, 06/15/49 (Call 12/15/48)	110	123,240
4.80%, 12/15/45 (Call 06/15/45)	50	60,295
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	25	25,793
3.85%, 11/15/42 (Call 05/15/42)	25	27,321
5.65%, 04/01/40	10	13,400
6.35%, 09/15/37	25	35,246
6.40%, 06/15/38	53	77,687
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	35	37,633
6.12%, 10/15/35	50	66,786
6.45%, 04/01/39	25	36,179
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	20	20,090
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	10	10,735

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	$50	$53,116
3.70%, 10/15/46 (Call 04/15/46)	50	53,823
4.10%, 03/15/43 (Call 09/15/42)	25	28,236
4.15%, 12/01/44 (Call 06/01/44)	45	51,490
4.20%, 08/15/45 (Call 02/15/45)	60	69,490
4.38%, 03/30/44 (Call 09/30/43)	25	29,382
6.30%, 04/01/38	100	141,942
E.ON International Finance BV, 6.65%, 04/30/38(a)	90	123,023
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	50	57,274
4.88%, 01/22/44(a)	225	259,553
4.95%, 10/13/45 (Call 04/13/45)(a)	50	58,879
5.00%, 09/21/48 (Call 03/21/48)(a)	50	59,763
5.25%, 10/13/55 (Call 04/13/55)(a)	50	60,450
6.00%, 01/22/2114(a)	55	66,036
6.95%, 01/26/39(a)	100	143,556
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	95	111,330
Enel Finance International NV
4.75%, 05/25/47(a)	35	39,514
4.88%, 06/14/29(a)	25	28,217
6.00%, 10/07/39(a)	100	125,303
6.80%, 09/15/37(a)	100	133,397
Entergy Arkansas LLC, 4.20%, 04/01/49 (Call 10/01/48)	25	29,445
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	10	10,397
4.00%, 03/15/33 (Call 12/15/32)	50	57,124
4.20%, 09/01/48 (Call 03/01/48)	50	58,410
4.95%, 01/15/45 (Call 01/15/25)	50	54,189
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	109	121,246
Entergy Texas Inc., 3.55%, 09/30/49 (Call 03/30/49)	20	20,612
Evergy Kansas Central Inc.
4.10%, 04/01/43 (Call 10/01/42)	50	56,455
4.13%, 03/01/42 (Call 09/01/41)	26	29,343
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	50	58,031
4.20%, 03/15/48 (Call 09/15/47)	25	29,268
5.30%, 10/01/41 (Call 04/01/41)	50	64,284
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	100	112,527
5.10%, 06/15/45 (Call 12/15/44)	65	79,588
5.63%, 06/15/35	75	94,275
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	85	98,971
6.25%, 10/01/39	125	155,350
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	85	101,104
Series C, 7.38%, 11/15/31	100	140,657
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	25	28,842
5.45%, 07/15/44 (Call 01/15/44)(a)	75	95,622
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	115	128,403
3.95%, 03/01/48 (Call 09/01/47)	50	58,139
4.05%, 06/01/42 (Call 12/01/41)	90	103,877
4.05%, 10/01/44 (Call 04/01/44)	35	40,656
4.13%, 02/01/42 (Call 08/01/41)	25	28,970
4.13%, 06/01/48 (Call 12/01/47)	75	89,544
5.63%, 04/01/34	25	32,864
5.69%, 03/01/40	25	34,269

Security	Par (000)	Value

Electric (continued)
5.95%, 02/01/38	$75	$105,637
5.96%, 04/01/39	75	106,573
Georgia Power Co.
4.30%, 03/15/42	90	99,105
Series 10-C, 4.75%, 09/01/40	50	57,337
Great River Energy, 6.25%, 07/01/38(a)	43	50,514
Hydro-Quebec, Series HK, 9.38%, 04/15/30	50	81,946
Iberdrola International BV, 6.75%, 07/15/36	25	35,011
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	10	11,704
Series K, 4.55%, 03/15/46 (Call 09/15/45)	200	238,808
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	26	28,750
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	30	30,117
3.70%, 09/15/46 (Call 03/15/46)	30	31,207
6.25%, 07/15/39	25	33,597
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	9	10,578
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	25	29,376
5.13%, 11/01/40 (Call 05/01/40)	50	62,967
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	25	27,383
5.90%, 11/15/39(a)	75	101,161
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	20	20,225
3.95%, 08/01/47 (Call 02/01/47)	50	57,386
4.25%, 05/01/46 (Call 11/01/45)	60	71,470
4.25%, 07/15/49 (Call 01/15/49)	35	42,437
Minejesa Capital BV, 5.63%, 08/10/37	200	216,112
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	35	46,325
National Grid USA, 5.80%, 04/01/35	25	30,666
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	60	71,881
4.40%, 11/01/48 (Call 05/01/48)	50	60,117
Series C, 8.00%, 03/01/32	26	38,933
Nevada Power Co., Series R, 6.75%, 07/01/37	25	35,996
Niagara Mohawk Power Corp.
4.12%, 11/28/42(a)	75	83,522
4.28%, 10/01/34 (Call 04/01/34)(a)	25	28,390
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	76	79,768
3.60%, 05/15/46 (Call 11/15/45)	110	118,896
4.13%, 05/15/44 (Call 11/15/43)	75	86,872
5.35%, 11/01/39	50	65,715
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	50	55,892
NSTAR Electric Co., 4.40%, 03/01/44 (Call 09/01/43)	35	41,122
Oglethorpe Power Corp.
5.25%, 09/01/50	10	12,166
5.38%, 11/01/40	20	24,311
5.95%, 11/01/39	100	127,367
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	50	57,472
4.15%, 04/01/48 (Call 10/01/47)	50	58,286
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (Call 09/15/29)	25	26,146
3.85%, 08/15/47 (Call 02/15/47)	50	53,580
4.15%, 04/01/47 (Call 10/01/46)	20	22,434

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	$25	$27,585
3.80%, 06/01/49 (Call 12/01/48)	150	169,260
5.30%, 06/01/42 (Call 12/01/41)	100	132,016
7.25%, 01/15/33	50	73,218
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	110	124,126
4.13%, 01/15/49 (Call 07/15/48)	25	28,954
5.75%, 04/01/37	50	66,455
6.00%, 01/15/39	75	103,746
6.25%, 10/15/37	75	105,709
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	30	29,257
3.70%, 09/15/47 (Call 03/15/47)	25	27,369
Perusahaan Listrik Negara PT, 6.15%, 05/21/48(g)	200	248,880
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	20	22,600
6.50%, 11/15/37	100	143,179
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	25	26,003
4.70%, 06/01/43 (Call 12/01/42)	40	45,439
5.00%, 03/15/44 (Call 09/15/43)	65	76,401
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	20	19,262
3.95%, 06/01/47 (Call 12/01/46)	85	95,305
4.15%, 10/01/45 (Call 04/01/45)	15	17,178
4.75%, 07/15/43 (Call 01/15/43)	50	61,592
Progress Energy Inc.
6.00%, 12/01/39	50	66,101
7.00%, 10/30/31	10	13,619
7.75%, 03/01/31	105	148,309
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	53,842
4.10%, 06/15/48 (Call 12/15/47)	25	29,283
4.30%, 03/15/44 (Call 09/15/43)	20	23,660
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	60	65,569
Public Service Electric & Gas Co.
3.60%, 12/01/47 (Call 06/01/47)	50	54,451
3.65%, 09/01/42 (Call 03/01/42)	10	10,834
3.80%, 03/01/46 (Call 09/01/45)	70	78,509
3.85%, 05/01/49 (Call 11/01/48)	50	57,005
3.95%, 05/01/42 (Call 11/01/41)	100	112,971
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	20	20,238
4.22%, 06/15/48 (Call 12/15/47)	30	35,186
4.30%, 05/20/45 (Call 11/20/44)	15	17,589
5.64%, 04/15/41 (Call 10/15/40)	16	21,296
5.76%, 10/01/39	25	33,959
5.80%, 03/15/40	10	13,741
6.27%, 03/15/37	95	130,180
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	40	44,821
4.50%, 08/15/40	100	114,123
6.00%, 06/01/39	25	32,757
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(g)	300	359,610
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	50	51,468
4.00%, 02/01/48 (Call 08/01/47)	50	52,252
6.00%, 10/15/39	75	96,826

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	$154	$161,996
4.05%, 03/15/42 (Call 09/15/41)	56	58,715
4.65%, 10/01/43 (Call 04/01/43)	105	119,500
6.05%, 03/15/39	75	96,764
Series 05-E, 5.35%, 07/15/35	35	41,533
Series 06-E, 5.55%, 01/15/37	10	12,074
Series 08-A, 5.95%, 02/01/38	116	146,725
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	50	51,228
Series B, 4.88%, 03/01/49 (Call 09/01/48)	10	11,931
Series C, 3.60%, 02/01/45 (Call 08/01/44)	25	24,850
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	95	103,727
4.40%, 07/01/46 (Call 01/01/46)	75	84,421
Southern Power Co.
5.15%, 09/15/41	35	39,750
Series F, 4.95%, 12/15/46 (Call 06/15/46)	10	11,221
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	60	63,212
Southwestern Public Service Co.
3.70%, 08/15/47 (Call 02/15/47)	25	26,814
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	25	29,810
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	200	238,354
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	35	37,227
4.10%, 06/15/42 (Call 12/15/41)	50	55,680
4.30%, 06/15/48 (Call 12/15/47)	35	40,867
4.35%, 05/15/44 (Call 11/15/43)	25	28,936
Toledo Edison Co. (The), 6.15%, 05/15/37	10	13,682
TransAlta Corp., 6.50%, 03/15/40	25	25,049
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	10	13,373
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	30	30,531
3.65%, 04/15/45 (Call 10/15/44)	50	53,402
3.90%, 09/15/42 (Call 03/15/42)	25	27,758
5.30%, 08/01/37	35	44,479
Virginia Electric & Power Co.
4.45%, 02/15/44 (Call 08/15/43)	50	58,873
8.88%, 11/15/38	25	42,185
Series B, 4.20%, 05/15/45 (Call 11/15/44)	10	11,440
Series B, 6.00%, 01/15/36	75	100,600
Series C, 4.00%, 11/15/46 (Call 05/15/46)	75	83,848
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	50	59,397
5.70%, 12/01/36	20	26,761
Wisconsin Power & Light Co., 6.38%, 08/15/37	25	35,212
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	10	12,429
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	50	50,736
6.50%, 07/01/36	80	108,938

		19,159,292

Electronics — 0.1%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	56	48,580
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	95	100,768
Honeywell International Inc.
3.81%, 11/21/47 (Call 05/21/47)	55	63,548
Series 30, 5.38%, 03/01/41	25	33,920

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Sensata Technologies Inc., 4.38%, 02/15/30 (Call 11/15/29)(a)	$50	$49,941

		296,757

Energy – Alternate Sources — 0.0%
TerraForm Power Operating LLC, 4.75%, 01/15/30 (Call 01/15/25)(a)	40	40,387
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	80	88,296

		128,683

Engineering & Construction — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00% 06/05/34(e)(g)	150	103,107
Mexico City Airport Trust, 5.50%, 10/31/46 (Call 04/30/46)(g)	200	200,774

		303,881

Environmental Control — 0.1%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	20	22,159
4.00%, 07/15/39 (Call 01/15/39)	40	45,353
4.10%, 03/01/45 (Call 09/01/44)	75	86,468
4.15%, 07/15/49 (Call 01/15/49)	110	127,386

		281,366

Food — 1.2%
Campbell Soup Co.
3.80%, 08/02/42	36	35,306
4.80%, 03/15/48 (Call 09/15/47)	50	57,739
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	25	29,179
5.40%, 11/01/48 (Call 05/01/48)	100	119,293
8.25%, 09/15/30	10	13,890
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	125	135,030
4.55%, 04/17/38 (Call 10/17/37)	10	11,676
5.40%, 06/15/40	25	31,148
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	20	20,283
3.38%, 08/15/46 (Call 02/15/46)	35	36,995
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 5.50%, 01/15/30 (Call 01/15/25)(a)	100	106,989
JM Smucker Co. (The)
4.25%, 03/15/35	74	80,313
4.38%, 03/15/45	35	38,392
Kellogg Co.
4.50%, 04/01/46	75	83,951
Series B, 7.45%, 04/01/31	60	84,034
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	57	70,615
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	190	187,192
4.88%, 10/01/49 (Call 04/01/49)(a)	120	125,318
5.00%, 07/15/35 (Call 01/15/35)	115	126,085
5.00%, 06/04/42	75	79,531
5.20%, 07/15/45 (Call 01/15/45)	130	140,643
6.50%, 02/09/40	54	65,773
6.75%, 03/15/32	10	12,519
6.88%, 01/26/39	125	156,735
7.13%, 08/01/39(a)	50	64,641
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	50	48,744
4.45%, 02/01/47 (Call 08/01/46)	100	106,830
4.65%, 01/15/48 (Call 07/15/47)	45	49,536
5.15%, 08/01/43 (Call 02/01/43)	45	51,301
5.40%, 07/15/40 (Call 01/15/40)	25	29,043
5.40%, 01/15/49 (Call 07/15/48)	25	30,509

Security	Par (000)	Value

Food (continued)
7.50%, 04/01/31	$45	$62,307
Mars Inc.
3.20%, 04/01/30 (Call 01/01/30)(a)(d)	94	100,729
3.60%, 04/01/34 (Call 01/01/34)(a)	75	83,362
3.95%, 04/01/49 (Call 10/01/48)(a)	75	85,784
4.20%, 04/01/59 (Call 10/01/58)(a)	75	86,868
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	50	55,655
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	80	93,829
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(a)	265	304,172
Post Holdings Inc., 5.50%, 12/15/29 (Call 12/15/24)(a)	70	73,740
Safeway Inc., 7.25%, 02/01/31	25	25,736
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	50	58,126
4.85%, 10/01/45 (Call 04/01/45)	50	60,456
5.38%, 09/21/35	16	20,070
Tesco PLC, 6.15%, 11/15/37(a)	110	128,690
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	65	74,673
4.88%, 08/15/34 (Call 02/15/34)	75	89,119
5.15%, 08/15/44 (Call 02/15/44)	135	164,443

		3,796,992

Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	82	86,994
4.40%, 08/15/47 (Call 02/15/47)	124	131,883
4.80%, 06/15/44 (Call 12/15/43)	140	152,495
5.15%, 05/15/46 (Call 11/15/45)	10	11,559
6.00%, 11/15/41 (Call 05/15/41)	20	24,662
7.30%, 11/15/39	31	42,975

		450,568

Gas — 0.4%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	20	20,710
4.13%, 10/15/44 (Call 04/15/44)	25	28,999
4.15%, 01/15/43 (Call 07/15/42)	100	114,693
4.30%, 10/01/48 (Call 04/01/48)	25	29,802
5.50%, 06/15/41 (Call 12/15/40)	50	65,481
Boston Gas Co., 4.49%, 02/15/42(a)	25	29,081
Brooklyn Union Gas Co. (The), 4.27%, 03/15/48 (Call 09/15/47)(a)	35	39,423
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43 (Call 05/01/43)	50	57,008
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	100	131,525
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	110	123,125
4.80%, 02/15/44 (Call 08/15/43)	50	58,319
5.25%, 02/15/43 (Call 08/15/42)	25	30,258
5.65%, 02/01/45 (Call 08/01/44)	65	83,714
5.95%, 06/15/41 (Call 12/15/40)	26	33,324
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	90	108,990
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	25	25,524
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	20	21,413
5.13%, 11/15/40	20	25,118
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	15	17,076
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	35	40,875
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	25	27,908

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	$50	$55,578
4.40%, 05/30/47 (Call 11/30/46)	50	56,246
5.88%, 03/15/41 (Call 09/15/40)	71	91,655
Southwest Gas Corp., 3.80%, 09/29/46 (Call 03/29/46)	25	25,985
Washington Gas Light Co., 3.65%, 09/15/49 (Call 03/15/49)	70	71,733

		1,413,563

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 4.85%, 11/15/48 (Call 05/15/48)	50	62,992

Health Care – Products — 0.7%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	260	324,145
4.75%, 04/15/43 (Call 10/15/42)	50	62,661
4.90%, 11/30/46 (Call 05/30/46)	175	231,754
5.30%, 05/27/40	60	78,973
6.15%, 11/30/37	16	22,628
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	95	94,133
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	61	73,145
4.69%, 12/15/44 (Call 06/15/44)	69	81,054
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	50	59,260
4.70%, 03/01/49 (Call 09/01/48)	30	36,655
7.38%, 01/15/40	50	76,288
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	25	25,458
3.40%, 11/15/49 (Call 05/15/39)	40	41,327
Koninklijke Philips NV, 5.00%, 03/15/42	119	144,312
Medtronic Inc.
4.38%, 03/15/35	150	179,475
4.63%, 03/15/45	155	198,198
Stryker Corp.
4.38%, 05/15/44 (Call 12/15/43)	60	69,385
4.63%, 03/15/46 (Call 09/15/45)	100	121,633
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	91	103,092
5.30%, 02/01/44 (Call 08/01/43)	45	57,842
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 07/15/45)	100	107,232

		2,188,650

Health Care – Services — 1.4%
Advocate Health & Hospitals Corp., 3.39%, 10/15/49 (Call 04/15/49)	42	41,583
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	50	50,200
4.13%, 11/15/42 (Call 05/15/42)	25	25,796
4.50%, 05/15/42 (Call 11/15/41)	65	69,762
4.75%, 03/15/44 (Call 09/15/43)	60	66,537
6.63%, 06/15/36	69	91,805
6.75%, 12/15/37	35	47,471
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	74	81,425
4.63%, 05/15/42	100	112,404
4.65%, 01/15/43	135	152,682
4.65%, 08/15/44 (Call 02/15/44)	150	169,359
5.10%, 01/15/44	50	59,235
Ascension Health, 3.95%, 11/15/46	160	182,478
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	75	85,249

Security	Par (000)	Value

Health Care – Services (continued)
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	$20	$23,219
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	47	46,716
4.19%, 10/01/49 (Call 04/01/49)	50	51,193
4.35%, 11/01/42	35	36,440
Encompass Health Corp., 4.75%, 02/01/30 (Call 02/01/25)	50	51,678
HCA Inc.
5.13%, 06/15/39 (Call 12/15/38)	130	144,114
5.50%, 06/15/47 (Call 12/15/46)	125	144,440
7.50%, 11/06/33	25	30,455
7.50%, 11/15/95	10	11,484
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	30	31,385
4.63%, 12/01/42 (Call 06/01/42)	46	51,504
4.80%, 03/15/47 (Call 09/14/46)	50	58,332
4.95%, 10/01/44 (Call 04/01/44)	25	29,178
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	165	192,505
4.88%, 04/01/42	30	37,947
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	20	20,180
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	103	116,185
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	25	28,950
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	100	117,387
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	10	10,478
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	100	114,511
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	100	104,437
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	89	98,290
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	17	19,033
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	36	41,009
Tenet Healthcare Corp., 6.88%, 11/15/31	35	33,192
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	50	57,552
UnitedHealth Group Inc.
3.75%, 10/15/47 (Call 04/15/47)	107	115,380
3.88%, 08/15/59 (Call 02/15/59)	85	91,591
3.95%, 10/15/42 (Call 04/15/42)	95	104,801
4.20%, 01/15/47 (Call 07/15/46)	25	28,722
4.25%, 03/15/43 (Call 09/15/42)	83	95,149
4.25%, 04/15/47 (Call 10/15/46)	125	144,189
4.38%, 03/15/42 (Call 09/15/41)	75	86,477
4.45%, 12/15/48 (Call 06/15/48)	25	29,901
4.63%, 07/15/35	200	243,788
4.63%, 11/15/41 (Call 05/15/41)	70	83,673
4.75%, 07/15/45	155	191,301
5.80%, 03/15/36	54	72,510
6.88%, 02/15/38	67	100,029

		4,325,291

Holding Companies – Diversified — 0.0%
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	100	148,107

Home Builders — 0.1%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	50	50,921
PulteGroup Inc.
6.00%, 02/15/35	25	27,849
6.38%, 05/15/33	25	28,965

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
7.88%, 06/15/32(d)	$25	$32,053
Toll Brothers Finance Corp., 3.80%, 11/01/29 (Call 08/01/29)	25	24,717

		164,505

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	50	52,407

Household Products & Wares — 0.1%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	95	97,107
3.90%, 05/04/47 (Call 11/04/46)	50	56,680
5.30%, 03/01/41	25	33,052
6.63%, 08/01/37	25	37,240
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/15/46)(a)	50	61,645

		285,724

Housewares — 0.0%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	105	110,097
5.50%, 04/01/46 (Call 10/01/45)	15	15,625

		125,722

Insurance — 2.7%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	75	82,858
4.75%, 01/15/49 (Call 07/15/48)	35	43,229
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	25	29,048
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	70	82,551
4.50%, 06/15/43	45	54,278
5.35%, 06/01/33	82	103,491
5.55%, 05/09/35	60	78,020
6.50%, 05/15/67 (Call 05/15/37)(b)	25	31,055
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	65	71,521
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	177	188,383
4.38%, 01/15/55 (Call 07/15/54)	105	115,136
4.50%, 07/16/44 (Call 01/16/44)	220	251,667
4.70%, 07/10/35 (Call 01/10/35)	50	57,943
4.80%, 07/10/45 (Call 01/10/45)	25	29,755
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	80	92,557
4.75%, 05/15/45 (Call 11/15/44)	59	70,064
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	50	62,682
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	50	62,581
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	75	80,905
AXA SA, 8.60%, 12/15/30	161	235,408
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	100	117,986
4.25%, 01/15/49 (Call 07/15/48)	100	118,768
4.30%, 05/15/43	25	29,317
4.40%, 05/15/42	175	209,018
5.75%, 01/15/40	48	66,828
Berkshire Hathaway Inc., 4.50%, 02/11/43	112	136,790
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	135	122,853
Chubb Corp. (The)
6.00%, 05/11/37	16	22,460
Series 1, 6.50%, 05/15/38	20	29,820
Chubb INA Holdings Inc.
4.15%, 03/13/43	25	29,585
4.35%, 11/03/45 (Call 05/03/45)	15	18,448

Security	Par (000)	Value

Insurance (continued)
6.70%, 05/15/36	$25	$36,887
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)	100	115,828
Genworth Holdings Inc., 6.50%, 06/15/34	25	22,815
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	25	29,551
Guardian Life Insurance Co. of America (The), 4.85%, 01/24/77(a)	75	94,213
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	20	20,400
4.30%, 04/15/43	60	66,926
4.40%, 03/15/48 (Call 09/15/47)	65	74,516
6.10%, 10/01/41	65	88,487
Liberty Mutual Group Inc., 4.50%, 06/15/49 (Call 12/15/48)(a)	100	111,373
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	50	54,972
7.00%, 06/15/40	65	93,414
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	70	78,100
Manulife Financial Corp., 5.38%, 03/04/46	65	87,438
Markel Corp.
4.30%, 11/01/47 (Call 05/01/47)	45	47,281
5.00%, 04/05/46	65	74,985
5.00%, 05/20/49 (Call 11/20/48)	50	58,079
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	105	119,329
4.75%, 03/15/39 (Call 09/15/38)	40	48,995
4.90%, 03/15/49 (Call 09/15/48)	75	95,166
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/70(a)	51	51,203
4.90%, 04/01/77(a)	50	62,554
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	25	33,113
MetLife Inc.
4.05%, 03/01/45	75	84,844
4.13%, 08/13/42	151	170,843
4.88%, 11/13/43	141	175,680
5.70%, 06/15/35	53	71,621
6.38%, 06/15/34	63	89,529
6.40%, 12/15/66 (Call 12/15/31)	125	152,821
6.50%, 12/15/32	55	77,305
10.75%, 08/01/69 (Call 08/01/34)	5	8,159
Series N, 4.72%, 12/15/44	75	91,608
Nationwide Financial Services Inc., 6.75%, 05/15/87	10	11,538
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	100	144,306
9.38%, 08/15/39(a)	25	42,869
New York Life Insurance Co.
5.88%, 05/15/33(a)	95	125,726
6.75%, 11/15/39(a)	110	163,424
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(a)	218	222,460
3.85%, 09/30/47 (Call 03/30/47)(a)	20	21,538
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)	100	106,676
Principal Financial Group Inc.
4.35%, 05/15/43	26	29,232
4.63%, 09/15/42	100	117,487
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	165	192,364
4.20%, 03/15/48 (Call 09/15/47)	35	41,525
4.35%, 04/25/44	35	41,529

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Provident Financing Trust I, 7.41%, 03/15/38	$25	$29,221
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)	75	80,683
3.94%, 12/07/49 (Call 06/07/49)	100	108,482
4.35%, 02/25/50 (Call 08/25/49)	50	57,760
4.60%, 05/15/44	100	117,900
5.70%, 12/14/36	51	68,868
Series D, 6.63%, 12/01/37	50	70,549
Securian Financial Group Inc., 4.80%, 04/15/48(a)	50	58,765
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(d)	75	86,167
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(a)	125	145,315
4.90%, 09/15/44(a)	125	156,912
6.85%, 12/16/39(a)	78	117,036
Transatlantic Holdings Inc., 8.00%, 11/30/39	35	52,556
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	100	109,910
4.00%, 05/30/47 (Call 11/30/46)	25	28,627
4.10%, 03/04/49 (Call 09/04/48)	75	87,642
4.30%, 08/25/45 (Call 02/25/45)	40	47,654
4.60%, 08/01/43	25	31,002
5.35%, 11/01/40	2	2,652
6.25%, 06/15/37	120	169,999
6.75%, 06/20/36	50	73,270
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	20	18,969
5.75%, 08/15/42	75	84,610
Voya Financial Inc., 5.70%, 07/15/43	35	44,164
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	45	59,039
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	25	30,929
Willis North America Inc., 5.05%, 09/15/48 (Call 03/15/48)	20	23,513
WR Berkley Corp., 4.75%, 08/01/44	35	39,622
XLIT Ltd.
5.25%, 12/15/43	10	13,153
5.50%, 03/31/45	75	96,058

		8,584,741

Internet — 0.4%
Alibaba Group Holding Ltd., 4.20%, 12/06/47 (Call 06/06/47)	230	256,606
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)	242	275,316
4.05%, 08/22/47 (Call 02/22/47)	262	313,307
4.25%, 08/22/57 (Call 02/22/57)	40	49,060
4.80%, 12/05/34 (Call 06/05/34)	115	143,703
4.95%, 12/05/44 (Call 06/05/44)	145	190,898
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	50	49,122
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)(a)	20	19,540
Netflix Inc.
4.88%, 06/15/30 (Call 03/15/30)(a)	50	50,439
5.38%, 11/15/29(a)	70	73,527

		1,421,518

Iron & Steel — 0.2%
ArcelorMittal SA, 7.00%, 10/15/39	10	12,159
Cleveland-Cliffs Inc., 6.25%, 10/01/40	25	21,304
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	20	23,085
5.20%, 08/01/43 (Call 02/01/43)	60	75,554
6.40%, 12/01/37	35	47,896
U.S. Steel Corp., 6.65%, 06/01/37(d)	25	19,380

Security	Par (000)	Value

Iron & Steel (continued)
Vale Overseas Ltd.
6.88%, 11/21/36	$137	$172,305
6.88%, 11/10/39	125	158,850
Vale SA, 5.63%, 09/11/42	50	57,248

		587,781

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	10	10,530

Lodging — 0.0%
Hilton Domestic Operating Co. Inc., 4.88%, 01/15/30 (Call 01/15/25)	80	84,875

Machinery — 0.3%
ABB Finance USA Inc., 4.38%, 05/08/42	97	118,327
Caterpillar Inc.
3.80%, 08/15/42	60	68,019
4.30%, 05/15/44 (Call 11/15/43)	65	77,469
4.75%, 05/15/64 (Call 11/15/63)	95	120,331
5.20%, 05/27/41	66	86,217
6.05%, 08/15/36	25	34,516
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	10	10,250
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	35	44,107
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	30	28,943
3.90%, 06/09/42 (Call 12/09/41)	154	175,729
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	45	55,546
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	93	110,669

		930,123

Manufacturing — 0.7%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	35	33,847
3.63%, 10/15/47 (Call 04/15/47)	10	10,506
3.88%, 06/15/44	45	48,615
4.00%, 09/14/48 (Call 03/14/48)	85	95,234
5.70%, 03/15/37	97	129,536
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	10	10,755
4.00%, 11/02/32	100	114,374
4.15%, 11/02/42	110	124,345
General Electric Co.
4.13%, 10/09/42	14	14,713
5.88%, 01/14/38	170	207,889
6.15%, 08/07/37	15	18,674
6.88%, 01/10/39	135	181,594
Series A, 6.75%, 03/15/32	260	336,297
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	53	61,642
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	50	54,988
5.75%, 06/15/43	65	83,623
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	30	32,417
4.10%, 03/01/47 (Call 09/01/46)	55	60,296
4.20%, 11/21/34 (Call 05/21/34)	70	77,607
4.45%, 11/21/44 (Call 05/21/44)	75	85,168
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	298,370

		2,080,490

Media — 2.6%
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	60	65,314
4.85%, 07/01/42 (Call 01/01/42)	54	60,205

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.90%, 08/15/44 (Call 02/15/44)	$35	$39,482
5.90%, 10/15/40 (Call 04/15/40)	10	12,270
7.88%, 07/30/30	85	119,068
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/30 (Call 09/01/24)(a)(d)	100	102,329
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/49 (Call 01/01/49)	100	108,112
5.38%, 04/01/38 (Call 10/01/37)	65	73,457
5.38%, 05/01/47 (Call 11/01/46)	195	217,425
5.75%, 04/01/48 (Call 10/01/47)	150	174,366
6.38%, 10/23/35 (Call 04/23/35)	165	206,649
6.48%, 10/23/45 (Call 04/23/45)	215	266,445
6.83%, 10/23/55 (Call 04/23/55)	75	96,381
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	20	20,125
3.20%, 07/15/36 (Call 01/15/36)	140	143,079
3.25%, 11/01/39 (Call 05/01/39)	20	20,420
3.40%, 07/15/46 (Call 01/15/46)	100	102,102
3.45%, 02/01/50 (Call 08/01/49)	120	123,382
3.90%, 03/01/38 (Call 09/01/37)	25	27,674
3.97%, 11/01/47 (Call 05/01/47)	105	116,716
4.00%, 08/15/47 (Call 02/15/47)	50	55,674
4.00%, 03/01/48 (Call 09/01/47)	40	44,717
4.00%, 11/01/49 (Call 05/01/49)	136	152,203
4.05%, 11/01/52 (Call 05/01/52)	126	142,369
4.20%, 08/15/34 (Call 02/15/34)	140	161,412
4.25%, 10/15/30 (Call 07/15/30)	50	57,369
4.25%, 01/15/33	109	125,927
4.40%, 08/15/35 (Call 02/25/35)	125	146,336
4.50%, 01/15/43	75	88,372
4.60%, 10/15/38 (Call 04/15/38)	150	179,688
4.60%, 08/15/45 (Call 02/15/45)	125	151,005
4.65%, 07/15/42	75	90,379
4.70%, 10/15/48 (Call 04/15/48)	250	310,267
4.75%, 03/01/44	75	91,387
4.95%, 10/15/58 (Call 04/15/58)	200	261,398
5.65%, 06/15/35	25	32,715
6.40%, 05/15/38	54	77,013
6.40%, 03/01/40	25	35,673
6.45%, 03/15/37	25	35,367
6.50%, 11/15/35	75	105,985
6.95%, 08/15/37	100	148,480
7.05%, 03/15/33	42	60,352
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	85	91,048
4.60%, 08/15/47 (Call 02/15/47)(a)	20	22,213
4.70%, 12/15/42(a)	100	108,606
4.80%, 02/01/35 (Call 08/01/34)(a)	25	27,951
Discovery Communications LLC
4.88%, 04/01/43	75	81,820
4.95%, 05/15/42	40	43,438
5.00%, 09/20/37 (Call 03/20/37)	95	105,469
5.20%, 09/20/47 (Call 03/20/47)	60	68,294
5.30%, 05/15/49 (Call 11/15/48)	70	80,874
6.35%, 06/01/40	60	75,664
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)(a)	75	92,152
5.58%, 01/25/49 (Call 07/25/48)(a)	115	146,255

Security	Par (000)	Value

Media (continued)
Grupo Televisa SAB
6.13%, 01/31/46 (Call 06/30/45)(d)	$200	$245,244
6.63%, 01/15/40	25	31,367
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	30	31,009
Liberty Interactive LLC, 8.25%, 02/01/30	40	40,306
NBCUniversal Media LLC
4.45%, 01/15/43	50	58,546
5.95%, 04/01/41	125	172,036
Sinclair Television Group Inc., 5.50%, 03/01/30 (Call 12/01/24)(a)(d)	25	25,080
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	40	48,039
5.85%, 04/15/40	70	84,930
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	105	105,679
5.50%, 09/01/41 (Call 03/01/41)	115	128,340
5.88%, 11/15/40 (Call 05/15/40)	65	75,032
6.55%, 05/01/37	155	189,749
6.75%, 06/15/39	35	43,849
7.30%, 07/01/38	130	167,981
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	25	34,973
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	25	25,122
3.70%, 12/01/42	10	11,158
4.13%, 06/01/44	60	72,611
4.38%, 08/16/41	10	12,058
Series B, 7.00%, 03/01/32	31	45,248
Series E, 4.13%, 12/01/41	25	29,412
Viacom Inc.
4.38%, 03/15/43	125	128,940
5.25%, 04/01/44 (Call 10/01/43)	25	28,538
5.85%, 09/01/43 (Call 03/01/43)	85	104,830
6.88%, 04/30/36	69	91,940
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	150	144,495
4.75%, 09/15/44 (Call 03/15/44)	50	64,800
4.75%, 11/15/46 (Call 05/15/46)	25	32,748
4.95%, 10/15/45 (Call 04/15/45)	10	13,317
5.40%, 10/01/43	60	83,305
6.20%, 12/15/34	61	86,259
6.40%, 12/15/35	90	129,928
6.65%, 11/15/37	100	149,923

		8,329,665

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	75	82,587
4.38%, 06/15/45 (Call 12/15/44)	25	29,658

		112,245

Mining — 0.9%
Barrick Gold Corp.
5.25%, 04/01/42	127	153,355
6.45%, 10/15/35	40	51,635
Barrick North America Finance LLC
5.70%, 05/30/41	49	61,697
5.75%, 05/01/43	58	74,942
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	25	32,044

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	$65	$75,557
5.00%, 09/30/43	195	254,235
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42(a)	200	210,994
4.38%, 02/05/49 (Call 08/05/48)(g)	200	217,032
4.50%, 08/01/47 (Call 02/01/47)(g)	200	220,462
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	49,936
5.45%, 03/15/43 (Call 09/15/42)	120	115,170
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	70	75,291
6.90%, 11/15/37(a)	24	29,483
Newcrest Finance Pty Ltd., 5.75%, 11/15/41(a)	35	41,924
Newmont Goldcorp Corp.
4.88%, 03/15/42 (Call 09/15/41)	70	82,135
5.45%, 06/09/44 (Call 12/09/43)	35	43,687
5.88%, 04/01/35	50	65,267
6.25%, 10/01/39	75	100,454
Rio Tinto Alcan Inc.
5.75%, 06/01/35	50	64,363
6.13%, 12/15/33	2	2,710
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	70	91,197
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	75	86,945
4.75%, 03/22/42 (Call 09/22/41)	75	92,601
Southern Copper Corp.
5.25%, 11/08/42	105	117,939
5.88%, 04/23/45	160	194,519
6.75%, 04/16/40	10	13,054
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	25,196
5.40%, 02/01/43 (Call 08/01/42)	50	51,521
6.00%, 08/15/40 (Call 02/15/40)	70	76,826
6.13%, 10/01/35	40	46,244
6.25%, 07/15/41 (Call 01/15/41)	31	35,056

		2,853,471

Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	45	47,094

Oil & Gas — 4.3%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)	25	24,844
4.25%, 01/15/44 (Call 07/15/43)	35	30,567
4.75%, 04/15/43 (Call 10/15/42)	169	155,544
5.10%, 09/01/40 (Call 03/01/40)	90	87,698
5.25%, 02/01/42 (Call 08/01/41)	10	9,947
5.35%, 07/01/49 (Call 01/01/49)	25	24,952
Burlington Resources LLC, 7.20%, 08/15/31	75	105,211
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	85	100,348
6.25%, 03/15/38	155	196,480
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	60	65,493
5.40%, 06/15/47 (Call 12/15/46)	60	68,265
6.75%, 11/15/39	100	123,886
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	226,828
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)	105	117,343
Conoco Funding Co., 7.25%, 10/15/31	75	105,867

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips
5.90%, 10/15/32	$85	$111,183
5.90%, 05/15/38	50	68,015
6.50%, 02/01/39	210	305,439
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	34	39,733
5.95%, 03/15/46 (Call 09/15/45)	50	71,524
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	60	61,088
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	64	71,487
5.00%, 06/15/45 (Call 12/15/44)	75	87,133
5.60%, 07/15/41 (Call 01/15/41)	105	127,867
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	58	29,658
5.70%, 10/15/39	35	19,007
Ecopetrol SA
5.88%, 05/28/45	200	229,522
7.38%, 09/18/43	50	66,415
Encana Corp.
6.50%, 08/15/34	54	63,238
6.50%, 02/01/38	35	40,957
6.63%, 08/15/37	40	47,329
7.38%, 11/01/31	25	30,629
8.13%, 09/15/30	65	83,016
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	60	66,682
Equinor ASA
3.95%, 05/15/43	100	113,329
4.25%, 11/23/41	115	134,457
4.80%, 11/08/43	75	95,389
Exxon Mobil Corp.
3.10%, 08/16/49 (Call 02/16/49)	50	50,468
3.57%, 03/06/45 (Call 09/06/44)	75	81,439
4.11%, 03/01/46 (Call 09/01/45)	200	237,678
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(g)	200	274,052
Hess Corp.
5.60%, 02/15/41	75	85,390
5.80%, 04/01/47 (Call 10/01/46)	60	71,278
6.00%, 01/15/40	85	98,512
7.30%, 08/15/31	31	38,792
Husky Energy Inc., 6.80%, 09/15/37	45	57,783
KazMunayGas National Co. JSC, 6.38%, 10/24/48(g)	250	316,910
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	45	50,618
6.60%, 10/01/37	75	93,298
6.80%, 03/15/32	20	24,972
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	40	42,192
4.75%, 09/15/44 (Call 03/15/44)	85	92,583
6.50%, 03/01/41 (Call 09/01/40)	108	136,482
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	35	42,336
Murphy Oil Corp., 5.88%, 12/01/42 (Call 06/01/42)	35	30,476
Nexen Inc.
5.88%, 03/10/35	100	129,718
6.40%, 05/15/37	210	294,317
Noble Energy Inc.
4.95%, 08/15/47 (Call 02/15/47)	45	47,686
5.05%, 11/15/44 (Call 05/15/44)	100	105,944
5.25%, 11/15/43 (Call 05/15/43)	15	16,308
6.00%, 03/01/41 (Call 09/01/40)	98	115,478

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Noble Holding International Ltd.
5.25%, 03/15/42	$40	$12,169
6.05%, 03/01/41	25	8,170
6.20%, 08/01/40	26	8,623
8.95%, 04/01/45 (Call 10/01/44)	25	9,254
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	110	105,007
4.20%, 03/15/48 (Call 09/15/47)	10	9,736
4.30%, 08/15/39 (Call 02/15/39)	10	10,112
4.40%, 04/15/46 (Call 10/15/45)	124	123,652
4.50%, 07/15/44 (Call 01/15/44)	50	49,827
4.63%, 06/15/45 (Call 12/15/44)	65	66,306
6.20%, 03/15/40	64	76,217
6.45%, 09/15/36	150	182,440
6.60%, 03/15/46 (Call 09/15/45)	80	103,107
7.50%, 05/01/31	62	80,715
7.88%, 09/15/31	25	33,261
7.95%, 06/15/39	25	34,532
Pertamina Persero PT
5.63%, 05/20/43(g)	200	230,104
6.00%, 05/03/42(g)	200	239,894
Petrobras Global Finance BV
6.85%, 06/05/2115	200	223,156
6.88%, 01/20/40	14	16,103
6.90%, 03/19/49	151	172,975
7.25%, 03/17/44	130	155,484
Petroleos del Peru SA, 4.75%, 06/19/32(g)	200	215,970
Petroleos Mexicanos
5.50%, 06/27/44	100	88,261
5.63%, 01/23/46	200	177,226
6.35%, 02/12/48	100	94,364
6.38%, 01/23/45	220	210,619
6.50%, 06/02/41	425	416,241
6.63%, 06/15/35	100	100,665
6.75%, 09/21/47	364	358,999
6.84%, 01/23/30 (Call 10/23/29)(a)	100	105,041
7.69%, 01/23/50 (Call 07/23/49)(a)	500	537,185
Petronas Capital Ltd., 4.50%, 03/18/45(d)(g)	200	245,056
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	124	145,665
4.88%, 11/15/44 (Call 05/15/44)	190	231,046
5.88%, 05/01/42	20	26,929
Pride International LLC, 7.88%, 08/15/40	25	11,208
Rowan Companies Inc.
5.40%, 12/01/42 (Call 06/01/42)(d)	25	9,759
5.85%, 01/15/44 (Call 07/15/43)(d)	25	9,632
Saudi Arabian Oil Co.
4.25%, 04/16/39(g)	200	215,688
4.38%, 04/16/49(g)	200	220,430
Shell International Finance BV
3.63%, 08/21/42	25	26,764
3.75%, 09/12/46	105	116,031
4.00%, 05/10/46	195	223,733
4.13%, 05/11/35	92	106,938
4.38%, 05/11/45	200	240,178
4.55%, 08/12/43	30	36,446
5.50%, 03/25/40	75	101,283
6.38%, 12/15/38	174	252,946
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(g)	300	343,419

Security	Par (000)	Value

Oil & Gas (continued)
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	$55	$58,952
5.35%, 07/15/33	10	12,244
5.95%, 12/01/34	50	64,995
6.50%, 06/15/38	120	164,492
6.80%, 05/15/38	90	125,719
6.85%, 06/01/39	25	35,346
7.15%, 02/01/32	26	35,886
Total Capital International SA, 3.46%, 07/12/49 (Call 01/12/49)	100	106,597
Transocean Inc.
6.80%, 03/15/38	65	38,420
7.50%, 04/15/31	40	26,698
9.35%, 12/15/41	25	17,500
Valaris PLC, 5.75%, 10/01/44 (Call 04/01/44)	50	19,000
Valero Energy Corp.
4.90%, 03/15/45	60	68,179
6.63%, 06/15/37	135	178,438
7.50%, 04/15/32	6	8,222
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(g)	50	34,402

		13,754,736

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	75	87,403
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	101	103,594
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	52,477
4.75%, 08/01/43 (Call 02/01/43)	68	73,921
4.85%, 11/15/35 (Call 05/15/35)	91	100,701
5.00%, 11/15/45 (Call 05/15/45)	165	184,303
6.70%, 09/15/38	63	82,990
7.45%, 09/15/39	27	38,572
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	89	80,637

		804,598

Packaging & Containers — 0.1%
Sealed Air Corp., 6.88%, 07/15/33(a)	25	29,202
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	64	80,144
WestRock MWV LLC, 8.20%, 01/15/30	10	13,800
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	65	71,695

		194,841

Pharmaceuticals — 3.4%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)(a)	300	312,609
4.25%, 11/21/49 (Call 05/21/49)(a)	400	420,520
4.30%, 05/14/36 (Call 11/14/35)	230	249,405
4.40%, 11/06/42	155	166,724
4.45%, 05/14/46 (Call 11/14/45)	160	172,173
4.50%, 05/14/35 (Call 11/14/34)	125	138,371
4.70%, 05/14/45 (Call 11/14/44)	195	216,670
4.88%, 11/14/48 (Call 05/14/48)	35	40,205
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	10	10,605
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	139	151,157
4.75%, 03/15/45 (Call 09/15/44)	80	87,934
4.85%, 06/15/44 (Call 12/15/43)	83	91,645
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	60	62,767
4.30%, 12/15/47 (Call 06/15/47)	60	62,458
AstraZeneca PLC 4.00%, 09/18/42	40	44,772

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.38%, 11/16/45	$53	$63,148
4.38%, 08/17/48 (Call 02/17/48)(d)	65	77,892
6.45%, 09/15/37	245	347,672
Bayer U.S. Finance II LLC
4.20%, 07/15/34 (Call 01/15/34)(a)	145	149,382
4.40%, 07/15/44 (Call 01/15/44)(a)	90	92,036
4.63%, 06/25/38 (Call 12/25/37)(a)	85	93,078
4.70%, 07/15/64 (Call 01/15/64)(a)	81	78,803
4.88%, 06/25/48 (Call 12/25/47)(a)	50	57,041
Bristol-Myers Squibb Co.
3.25%, 08/01/42	110	112,435
4.13%, 06/15/39 (Call 12/15/38)(a)	225	259,490
4.25%, 10/26/49 (Call 04/26/49)(a)	100	118,878
4.35%, 11/15/47 (Call 05/15/47)(a)	250	296,137
4.63%, 05/15/44 (Call 11/15/43)(a)	105	126,992
5.00%, 08/15/45 (Call 02/15/45)(a)	75	96,107
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)(d)	70	69,949
4.50%, 11/15/44 (Call 05/15/44)	65	64,628
4.60%, 03/15/43	15	15,304
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)(a)	100	101,834
4.80%, 08/15/38 (Call 02/15/38)	100	115,957
4.80%, 07/15/46 (Call 01/16/46)(a)	85	97,364
4.90%, 12/15/48 (Call 06/15/48)	235	279,650
6.13%, 11/15/41(a)	51	65,219
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	210	238,829
4.88%, 07/20/35 (Call 01/20/35)	115	132,046
5.05%, 03/25/48 (Call 09/25/47)	525	622,099
5.13%, 07/20/45 (Call 01/20/45)	275	324,888
5.30%, 12/05/43 (Call 06/05/43)	122	146,106
6.13%, 09/15/39	35	45,123
Eli Lilly & Co.
3.95%, 03/15/49 (Call 09/15/48)	125	146,973
4.15%, 03/15/59 (Call 09/15/58)	125	149,145
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	93	110,770
5.38%, 04/15/34	65	84,720
6.38%, 05/15/38	135	195,967
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	131	141,813
3.50%, 01/15/48 (Call 07/15/47)	53	58,611
3.55%, 03/01/36 (Call 09/01/35)	140	154,323
3.63%, 03/03/37 (Call 09/03/36)	110	122,741
3.70%, 03/01/46 (Call 09/01/45)	135	153,685
4.38%, 12/05/33 (Call 06/05/33)	59	70,966
4.50%, 09/01/40	50	61,327
4.50%, 12/05/43 (Call 06/05/43)	45	56,130
4.95%, 05/15/33	50	62,799
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	75	91,787
5.90%, 11/01/39	25	34,197
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	96	105,656
3.70%, 02/10/45 (Call 08/10/44)	215	240,821
4.15%, 05/18/43	115	137,808
6.50%, 12/01/33	65	93,443
Mylan Inc. 5.20%, 04/15/48 (Call 10/15/47)	45	48,876

Security	Par (000)	Value

Pharmaceuticals (continued)
5.40%, 11/29/43 (Call 05/29/43)	$75	$81,752
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	75	82,481
Novartis Capital Corp.
3.70%, 09/21/42	10	11,182
4.00%, 11/20/45 (Call 05/20/45)	67	78,874
4.40%, 05/06/44	167	207,467
Pfizer Inc.
3.90%, 03/15/39 (Call 09/15/38)	10	11,411
4.00%, 12/15/36	150	172,763
4.10%, 09/15/38 (Call 03/15/38)	35	40,795
4.13%, 12/15/46	44	51,933
4.20%, 09/15/48 (Call 03/15/48)	100	119,814
4.30%, 06/15/43	60	71,734
4.40%, 05/15/44	135	163,748
5.60%, 09/15/40	60	81,370
7.20%, 03/15/39	175	277,543
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	10	8,984
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	165	119,158
Wyeth LLC
5.95%, 04/01/37	150	208,464
6.00%, 02/15/36	10	13,765
6.50%, 02/01/34	50	70,591
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	100	110,148
4.70%, 02/01/43 (Call 08/01/42)	85	102,605

		10,925,242

Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(g)	200	228,820
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	10	11,445
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	35	29,561
5.85%, 11/15/43 (Call 05/15/43)	25	21,395
Colonial Pipeline Co., 7.63%, 04/15/32(a)	25	36,088
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	50	63,627
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	40	38,071
6.45%, 11/03/36(a)	25	25,569
6.75%, 09/15/37(a)	25	26,014
8.13%, 08/16/30	25	30,878
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	65	56,204
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	46	54,777
7.38%, 10/15/45 (Call 04/15/45)	70	103,781
Series B, 7.50%, 04/15/38	25	35,154
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	35	38,085
5.50%, 12/01/46 (Call 05/29/46)	39	49,022
Energy Transfer Operating LP
4.90%, 03/15/35 (Call 09/15/34)	70	72,272
5.15%, 03/15/45 (Call 09/15/44)	50	50,774
5.30%, 04/15/47 (Call 10/15/46)	60	62,220
5.95%, 10/01/43 (Call 04/01/43)	60	65,929
6.05%, 06/01/41 (Call 12/01/40)	50	55,362
6.13%, 12/15/45 (Call 06/15/45)	100	113,077
6.25%, 04/15/49 (Call 10/15/48)	25	29,575
6.50%, 02/01/42 (Call 08/01/41)	125	146,056
6.63%, 10/15/36	60	70,523
7.50%, 07/01/38	25	31,635

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	$75	$85,477
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	44	29,965
5.45%, 06/01/47 (Call 12/01/46)(d)	40	28,621
5.60%, 04/01/44 (Call 10/01/43)	15	10,487
Enterprise Products Operating LLC
4.25%, 02/15/48 (Call 08/15/47)	10	10,701
4.45%, 02/15/43 (Call 08/15/42)	54	58,437
4.80%, 02/01/49 (Call 08/01/48)	50	57,899
4.85%, 08/15/42 (Call 02/15/42)	233	266,354
4.85%, 03/15/44 (Call 09/15/43)	99	112,981
4.90%, 05/15/46 (Call 11/15/45)	15	17,327
4.95%, 10/15/54 (Call 04/15/54)	30	34,768
5.10%, 02/15/45 (Call 08/15/44)	189	223,555
5.70%, 02/15/42	50	62,632
5.95%, 02/01/41	27	34,361
6.13%, 10/15/39	60	78,129
6.45%, 09/01/40	50	66,838
7.55%, 04/15/38	10	14,340
Series D, 6.88%, 03/01/33	10	13,584
EQM Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	25	21,262
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	50	52,064
5.00%, 08/15/42 (Call 02/15/42)	55	58,975
5.00%, 03/01/43 (Call 09/01/42)	55	59,039
5.40%, 09/01/44 (Call 03/01/44)	50	56,708
5.50%, 03/01/44 (Call 09/01/43)	105	119,861
5.80%, 03/15/35	20	23,435
6.38%, 03/01/41	60	73,148
6.50%, 09/01/39	10	12,433
6.55%, 09/15/40	50	62,196
6.95%, 01/15/38	85	110,314
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	75	82,738
5.20%, 03/01/48 (Call 09/01/47)	60	69,028
5.30%, 12/01/34 (Call 06/01/34)	75	85,981
5.55%, 06/01/45 (Call 12/01/44)	105	123,177
7.75%, 01/15/32	75	102,985
7.80%, 08/01/31	70	94,499
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	60	62,516
4.25%, 09/15/46 (Call 03/15/46)	15	15,766
4.85%, 02/01/49 (Call 08/01/48)	50	57,410
5.15%, 10/15/43 (Call 04/15/43)	25	29,055
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	160	159,712
4.70%, 04/15/48 (Call 10/15/47)	60	59,269
5.20%, 03/01/47 (Call 09/01/46)	115	120,403
5.20%, 12/01/47 (Call 06/01/47)(a)	50	51,895
5.50%, 02/15/49 (Call 08/15/48)	115	126,005
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	60	76,619
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	50	49,869
5.20%, 07/15/48 (Call 01/15/48)	75	82,711
6.00%, 06/15/35	10	11,651
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	100	119,536
6.20%, 09/15/43 (Call 03/15/43)	60	73,223
6.85%, 10/15/37	35	44,374

Security	Par (000)	Value

Pipelines (continued)
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	$75	$84,553
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	60	56,576
4.90%, 02/15/45 (Call 08/15/44)	60	58,055
5.15%, 06/01/42 (Call 12/01/41)	55	53,838
6.65%, 01/15/37	10	11,537
Rockies Express Pipeline LLC, 6.88%, 04/15/40(a)	25	25,518
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	75	81,476
5.95%, 09/25/43 (Call 03/25/43)	20	24,836
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	65	66,716
5.35%, 05/15/45 (Call 11/15/44)	9	9,294
5.40%, 10/01/47 (Call 04/01/47)	154	162,010
6.10%, 02/15/42	10	10,957
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30 (Call 03/01/25)(a)	65	65,161
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(a)	50	52,983
7.00%, 07/15/32	25	33,428
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	150	169,851
4.75%, 05/15/38 (Call 11/15/37)	25	28,452
4.88%, 05/15/48 (Call 11/15/47)	50	58,243
5.00%, 10/16/43 (Call 04/16/43)	45	52,360
5.10%, 03/15/49 (Call 09/15/48)	53	63,872
5.60%, 03/31/34	50	61,028
6.10%, 06/01/40	28	36,401
6.20%, 10/15/37	12	15,408
7.25%, 08/15/38	95	135,568
7.63%, 01/15/39	84	124,163
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48 (Call 09/15/47)	75	79,464
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	10	8,378
5.45%, 04/01/44 (Call 10/01/43)	110	92,966
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	75	78,488
4.90%, 01/15/45 (Call 07/15/44)	50	52,051
5.10%, 09/15/45 (Call 03/15/45)	120	129,408
5.40%, 03/04/44 (Call 09/04/43)	10	10,958
5.75%, 06/24/44 (Call 12/24/43)	50	57,261
6.30%, 04/15/40	85	101,444
8.75%, 03/15/32	26	36,561
Series A, 7.50%, 01/15/31	25	32,316

		7,321,806

Private Equity — 0.0%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	50	58,240
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	10	11,882
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	35	41,733

		111,855

Real Estate — 0.1%
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(g)	200	277,988

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	10	9,884
3.38%, 08/15/31 (Call 05/15/31)	50	52,225

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 02/01/50 (Call 08/01/49)	$50	$55,124
4.70%, 07/01/30 (Call 04/01/30)	10	11,546
AvalonBay Communities Inc.
4.15%, 07/01/47 (Call 01/01/47)	10	11,606
4.35%, 04/15/48 (Call 10/15/47)	50	59,946
Crown Castle International Corp.
4.75%, 05/15/47 (Call 11/15/46)	50	58,643
5.20%, 02/15/49 (Call 08/15/48)	25	30,988
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	10	9,916
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	50	60,222
4.50%, 06/01/45 (Call 12/01/44)	50	60,132
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	200	202,718
4.50%, 03/15/48 (Call 09/15/47)	10	11,635
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	90	106,101
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	10	14,222
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	10	9,909
4.25%, 04/01/45 (Call 10/01/44)	90	96,910
4.45%, 09/01/47 (Call 03/01/47)	25	27,774
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	75	92,077
Regency Centers LP, 4.40%, 02/01/47 (Call 08/01/46)	50	57,610
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	70	80,561
4.25%, 11/30/46 (Call 05/30/46)	25	28,894
4.75%, 03/15/42 (Call 09/15/41)	20	24,314
6.75%, 02/01/40 (Call 11/01/39)	65	96,195
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)	10	9,985
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	40	43,688
5.70%, 09/30/43 (Call 03/30/43)	85	108,366
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)(d)	50	58,060
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	25	30,227
6.50%, 03/15/41 (Call 09/15/40)	50	68,523
Weyerhaeuser Co., 7.38%, 03/15/32	125	173,585

		1,761,586

Retail — 1.5%
Alimentation Couche-Tard Inc., 4.50%, 07/26/47 (Call 01/26/47)(a)	70	75,773
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)(d)	35	25,549
5.17%, 08/01/44 (Call 02/01/44)	40	27,454
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	75	80,149
3.90%, 06/15/47 (Call 12/15/46)	72	82,302
4.20%, 04/01/43 (Call 10/01/42)	40	46,824
4.25%, 04/01/46 (Call 10/01/45)	115	136,857
4.40%, 03/15/45 (Call 09/15/44)	95	114,719
4.88%, 02/15/44 (Call 08/15/43)	99	126,788
5.40%, 09/15/40 (Call 03/15/40)	15	20,000
5.88%, 12/16/36	227	315,480
5.95%, 04/01/41 (Call 10/01/40)	117	166,779
JC Penney Corp. Inc.
6.38%, 10/15/36(d)	10	3,302
7.40%, 04/01/37(d)	25	8,823
7.63%, 03/01/97	25	7,335
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	55	56,341

Security	Par (000)	Value

Retail (continued)
L Brands Inc.
6.75%, 07/01/36	$50	$43,177
6.88%, 11/01/35	50	43,867
6.95%, 03/01/33	35	28,348
7.60%, 07/15/37	25	21,638
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	96	98,078
4.05%, 05/03/47 (Call 11/03/46)	150	161,151
4.25%, 09/15/44 (Call 03/15/44)	40	43,294
4.38%, 09/15/45 (Call 03/15/45)	67	74,382
4.65%, 04/15/42 (Call 10/15/41)	80	92,011
5.50%, 10/15/35	20	24,500
Macy’s Retail Holdings Inc., 4.50%, 12/15/34 (Call 06/15/34)	7	6,569
McDonald’s Corp.
3.63%, 05/01/43	35	35,756
3.63%, 09/01/49 (Call 03/01/49)	50	51,342
3.70%, 02/15/42	40	41,302
4.45%, 03/01/47 (Call 09/01/46)	90	104,130
4.60%, 05/26/45 (Call 11/26/44)	70	81,774
4.70%, 12/09/35 (Call 06/09/35)	58	69,115
4.88%, 07/15/40	25	29,725
4.88%, 12/09/45 (Call 06/09/45)	150	182,398
6.30%, 10/15/37	50	68,683
6.30%, 03/01/38	60	82,155
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	55	53,472
QVC Inc., 5.45%, 08/15/34 (Call 02/15/34)	25	24,812
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	125	129,840
4.30%, 06/15/45 (Call 12/10/44)	10	11,096
4.45%, 08/15/49 (Call 02/15/49)	75	87,083
Target Corp.
3.63%, 04/15/46	110	121,455
3.90%, 11/15/47 (Call 05/15/47)	75	86,780
4.00%, 07/01/42	100	115,460
Walgreen Co., 4.40%, 09/15/42	25	25,181
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	10	10,347
4.65%, 06/01/46 (Call 12/01/45)	100	100,663
4.80%, 11/18/44 (Call 05/18/44)	90	92,531
Walmart Inc.
3.63%, 12/15/47 (Call 06/15/47)	144	161,029
3.95%, 06/28/38 (Call 12/28/37)	95	111,192
4.00%, 04/11/43 (Call 10/11/42)	58	67,624
4.05%, 06/29/48 (Call 12/29/47)	220	263,259
4.30%, 04/22/44 (Call 10/22/43)	79	96,098
5.00%, 10/25/40	35	46,212
5.25%, 09/01/35	185	244,389
5.63%, 04/01/40	15	21,252
5.63%, 04/15/41	5	7,188
6.20%, 04/15/38	50	73,802
6.50%, 08/15/37	30	45,174
Yum! Brands Inc.
4.75%, 01/15/30 (Call 10/15/29)(a)	60	62,114
6.88%, 11/15/37	50	57,015

		4,792,938

Semiconductors — 0.5%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	40	49,329
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	90	109,662
5.10%, 10/01/35 (Call 04/01/35)	35	44,629

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
5.85%, 06/15/41	$70	$95,788
Intel Corp.
3.73%, 12/08/47 (Call 06/08/47)	225	248,114
4.00%, 12/15/32	60	69,323
4.10%, 05/19/46 (Call 11/19/45)	76	88,034
4.10%, 05/11/47 (Call 11/11/46)	70	81,147
4.25%, 12/15/42	25	29,334
4.80%, 10/01/41	50	62,595
KLA Corp., 5.00%, 03/15/49 (Call 09/15/48)	25	30,599
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	65	80,855
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	107	121,034
4.65%, 05/20/35 (Call 11/20/34)	105	124,984
4.80%, 05/20/45 (Call 11/20/44)	95	114,198
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	115	138,742

		1,488,367

Software — 1.4%
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	55	63,700
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	50	60,508
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	160	178,944
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	90	98,961
3.50%, 02/12/35 (Call 08/12/34)	115	127,503
3.50%, 11/15/42	100	109,735
3.70%, 08/08/46 (Call 02/08/46)	255	290,588
3.75%, 02/12/45 (Call 08/12/44)	135	153,893
3.95%, 08/08/56 (Call 02/08/56)	169	199,525
4.00%, 02/12/55 (Call 08/12/54)	170	203,036
4.10%, 02/06/37 (Call 08/06/36)	175	207,330
4.20%, 11/03/35 (Call 05/03/35)	55	65,462
4.25%, 02/06/47 (Call 08/06/46)	175	216,983
4.45%, 11/03/45 (Call 05/03/45)	160	201,350
4.50%, 10/01/40	30	37,461
4.50%, 02/06/57 (Call 08/06/56)	140	181,516
4.75%, 11/03/55 (Call 05/03/55)	65	87,294
4.88%, 12/15/43 (Call 06/15/43)	65	85,307
5.20%, 06/01/39	30	40,617
5.30%, 02/08/41	142	195,734
MSCI Inc., 4.00%, 11/15/29 (Call 11/15/24)(a)	15	15,040
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	170	181,334
3.80%, 11/15/37 (Call 05/15/37)	123	135,430
3.85%, 07/15/36 (Call 01/15/36)	80	88,471
3.90%, 05/15/35 (Call 11/15/34)	75	84,512
4.00%, 07/15/46 (Call 01/15/46)	190	212,167
4.00%, 11/15/47 (Call 05/15/47)	125	139,953
4.13%, 05/15/45 (Call 11/15/44)	130	146,769
4.30%, 07/08/34 (Call 01/08/34)	110	128,456
4.38%, 05/15/55 (Call 11/15/54)	85	100,883
4.50%, 07/08/44 (Call 01/08/44)	71	84,161
5.38%, 07/15/40	144	187,289
6.13%, 07/08/39	79	111,659
6.50%, 04/15/38	75	108,725

		4,530,296

Telecommunications — 3.9%
America Movil SAB de CV
6.13%, 11/15/37	25	33,508
6.13%, 03/30/40	274	373,358

Security	Par (000)	Value

Telecommunications (continued)
6.38%, 03/01/35	$40	$54,172
AT&T Inc.
4.30%, 02/15/30 (Call 11/15/29)	115	126,393
4.30%, 12/15/42 (Call 06/15/42)	150	159,657
4.35%, 06/15/45 (Call 12/15/44)	220	234,034
4.50%, 05/15/35 (Call 11/15/34)	210	232,466
4.50%, 03/09/48 (Call 09/09/47)	305	332,121
4.55%, 03/09/49 (Call 09/09/48)	125	136,870
4.65%, 06/01/44 (Call 12/01/43)	75	81,771
4.75%, 05/15/46 (Call 11/15/45)	200	223,658
4.80%, 06/15/44 (Call 12/15/43)	200	225,444
4.85%, 03/01/39 (Call 09/01/38)	65	74,316
4.85%, 07/15/45 (Call 01/15/45)	61	68,849
4.90%, 08/15/37 (Call 02/14/37)	50	57,155
4.90%, 06/15/42	100	112,457
5.15%, 03/15/42	75	87,412
5.15%, 11/15/46 (Call 05/15/46)	115	134,908
5.15%, 02/15/50 (Call 08/14/49)	150	179,026
5.25%, 03/01/37 (Call 09/01/36)	250	296,317
5.30%, 08/15/58 (Call 02/14/58)	25	30,029
5.35%, 09/01/40	155	185,620
5.35%, 12/15/43	70	83,166
5.38%, 10/15/41	10	11,718
5.45%, 03/01/47 (Call 09/01/46)	100	122,367
5.55%, 08/15/41	35	42,487
5.65%, 02/15/47 (Call 08/15/46)	120	150,846
5.70%, 03/01/57 (Call 09/01/56)	115	146,060
6.00%, 08/15/40 (Call 05/15/40)	75	95,155
6.10%, 07/15/40	25	31,624
6.25%, 03/29/41	30	38,693
6.38%, 03/01/41	100	132,263
6.50%, 09/01/37	50	65,089
6.55%, 02/15/39	25	33,210
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)(d)	95	109,057
4.46%, 04/01/48 (Call 10/01/47)	80	93,682
British Telecommunications PLC, 9.63%, 12/15/30	200	306,184
CenturyLink Inc.
Series P, 7.60%, 09/15/39	50	51,507
Series U, 7.65%, 03/15/42	25	25,715
Cisco Systems Inc.
5.50%, 01/15/40	140	191,338
5.90%, 02/15/39	160	226,032
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	105	104,316
4.70%, 03/15/37	10	11,160
4.75%, 03/15/42	70	79,883
5.75%, 08/15/40	45	54,428
Deutsche Telekom International Finance BV
4.88%, 03/06/42(a)	50	58,443
8.75%, 06/15/30	274	403,750
9.25%, 06/01/32	85	134,320
Embarq Corp., 8.00%, 06/01/36	102	103,569
Frontier Communications Corp., 9.00%, 08/15/31(d)	50	22,786
Juniper Networks Inc., 5.95%, 03/15/41	40	45,576
Motorola Solutions Inc., 5.50%, 09/01/44	30	32,835
Nokia OYJ, 6.63%, 05/15/39(d)	25	28,383
Orange SA
5.38%, 01/13/42	38	48,683
5.50%, 02/06/44 (Call 08/06/43)	45	59,632

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
9.00%, 03/01/31	$165	$257,225
Qwest Corp.
6.88%, 09/15/33 (Call 09/15/20)	89	89,543
7.13%, 11/15/43 (Call 11/15/20)	25	25,400
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	20	20,561
4.30%, 02/15/48 (Call 08/15/47)	60	67,520
4.35%, 05/01/49 (Call 11/01/48)	50	56,723
4.50%, 03/15/43 (Call 09/15/42)	60	68,255
5.00%, 03/15/44 (Call 09/15/43)	120	146,716
5.45%, 10/01/43 (Call 04/01/43)	25	31,643
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	49	48,767
Sprint Capital Corp., 8.75%, 03/15/32	140	167,082
Telecom Italia Capital SA
6.00%, 09/30/34(d)	100	107,094
6.38%, 11/15/33	75	83,001
7.20%, 07/18/36	65	76,074
7.72%, 06/04/38	58	71,273
Telefonica Emisiones SA
4.67%, 03/06/38	25	27,787
4.90%, 03/06/48	150	171,007
5.21%, 03/08/47	200	235,938
5.52%, 03/01/49 (Call 09/01/48)	25	30,857
7.05%, 06/20/36	150	210,834
Telefonica Europe BV, 8.25%, 09/15/30	65	93,752
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	100	113,459
U.S. Cellular Corp., 6.70%, 12/15/33	25	27,333
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	105	114,739
4.02%, 12/03/29 (Call 09/03/29)	120	133,915
4.13%, 08/15/46	150	169,999
4.27%, 01/15/36	55	62,714
4.40%, 11/01/34 (Call 05/01/34)	175	203,059
4.50%, 08/10/33	100	117,067
4.52%, 09/15/48	315	379,701
4.75%, 11/01/41(d)	112	135,346
4.81%, 03/15/39	100	121,715
4.86%, 08/21/46	325	407,001
5.01%, 04/15/49	269	345,883
5.25%, 03/16/37	210	265,280
5.50%, 03/16/47	105	142,703
6.55%, 09/15/43	132	195,798
Vodafone Group PLC
4.25%, 09/17/50	20	20,810
4.38%, 02/19/43	102	108,425
4.88%, 06/19/49	50	57,230
5.00%, 05/30/38	250	287,917
5.25%, 05/30/48	50	59,670
6.15%, 02/27/37	245	317,846
6.25%, 11/30/32	33	41,697
7.88%, 02/15/30	90	125,769

		12,625,626

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	75	75,445
6.35%, 03/15/40	30	34,742

Security	Par (000)	Value

Toys, Games & Hobbies (continued)
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	$26	$21,054
6.20%, 10/01/40	25	22,070

		153,311

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.55%, 02/15/50 (Call 08/15/49)	30	31,985
3.90%, 08/01/46 (Call 02/01/46)	65	72,247
4.13%, 06/15/47 (Call 12/15/46)	35	40,439
4.15%, 04/01/45 (Call 10/01/44)	110	126,689
4.15%, 12/15/48 (Call 06/15/48)	60	70,046
4.38%, 09/01/42 (Call 03/01/42)	10	11,714
4.45%, 03/15/43 (Call 09/15/42)	39	46,128
4.55%, 09/01/44 (Call 03/01/44)	90	108,596
4.90%, 04/01/44 (Call 10/01/43)	79	99,566
5.05%, 03/01/41 (Call 09/01/40)	25	31,181
5.15%, 09/01/43 (Call 03/01/43)	125	160,575
5.40%, 06/01/41 (Call 12/01/40)	10	13,036
5.75%, 05/01/40 (Call 11/01/39)	190	257,864
6.15%, 05/01/37	25	34,972
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	25	26,231
3.65%, 02/03/48 (Call 08/03/47)	50	55,879
6.20%, 06/01/36	35	49,389
6.38%, 11/15/37	73	106,904
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	55	66,028
4.80%, 08/01/45 (Call 02/01/45)	25	31,707
5.95%, 05/15/37	26	35,215
6.13%, 09/15/2115 (Call 03/15/2115)	78	115,474
7.13%, 10/15/31	15	21,137
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	20	19,780
3.80%, 11/01/46 (Call 05/01/46)	73	77,713
3.95%, 05/01/50 (Call 11/01/49)	75	81,639
4.10%, 03/15/44 (Call 09/15/43)	53	58,261
4.25%, 11/01/66 (Call 05/01/66)	75	81,550
4.30%, 03/01/48 (Call 09/01/47)	45	51,782
4.50%, 08/01/54 (Call 02/01/54)	25	29,035
4.75%, 05/30/42 (Call 11/30/41)	60	70,849
5.50%, 04/15/41 (Call 10/15/40)	25	31,665
6.00%, 10/01/36	56	73,236
6.15%, 05/01/37	15	19,982
6.22%, 04/30/40	40	54,924
FedEx Corp.
3.88%, 08/01/42	15	14,612
3.90%, 02/01/35	75	77,590
4.05%, 02/15/48 (Call 08/15/47)	65	63,801
4.10%, 04/15/43	40	39,742
4.10%, 02/01/45	60	59,316
4.40%, 01/15/47 (Call 07/15/46)	67	68,574
4.55%, 04/01/46 (Call 10/01/45)	75	78,493
4.75%, 11/15/45 (Call 05/15/45)	108	116,319
4.90%, 01/15/34	25	28,613
5.10%, 01/15/44	108	121,389
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	50	55,057
4.70%, 05/01/48 (Call 11/01/47)	50	59,183
4.95%, 08/15/45 (Call 02/15/45)	10	12,069
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(g)	110	125,382

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Norfolk Southern Corp.
3.40%, 11/01/49 (Call 05/01/49)	$20	$20,050
3.94%, 11/01/47 (Call 05/01/47)	84	91,439
3.95%, 10/01/42 (Call 04/01/42)	51	55,428
4.05%, 08/15/52 (Call 02/15/52)	75	83,324
4.10%, 05/15/49 (Call 11/15/48)	80	89,957
4.65%, 01/15/46 (Call 07/15/45)	50	59,681
4.84%, 10/01/41	40	48,100
5.10%, 08/01/2118 (Call 02/01/2118)	50	60,095
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	95	97,973
3.55%, 08/15/39 (Call 02/15/39)	50	52,321
3.80%, 10/01/51 (Call 04/01/51)	104	112,414
3.84%, 03/20/60 (Call 09/20/59)(a)	121	124,476
3.88%, 02/01/55 (Call 08/01/54)	30	31,257
4.00%, 04/15/47 (Call 10/15/46)	85	93,461
4.05%, 11/15/45 (Call 05/15/45)	10	10,906
4.05%, 03/01/46 (Call 09/01/45)	30	32,868
4.10%, 09/15/67 (Call 03/15/67)	50	51,900
4.25%, 04/15/43 (Call 10/15/42)	10	11,170
4.30%, 03/01/49 (Call 09/01/48)(d)	50	58,089
4.38%, 09/10/38 (Call 03/10/38)	50	57,547
4.38%, 11/15/65 (Call 05/15/65)	124	137,195
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	45	45,795
3.40%, 09/01/49 (Call 03/01/49)	25	25,548
3.63%, 10/01/42	60	63,064
3.75%, 11/15/47 (Call 05/15/47)	117	127,020
4.88%, 11/15/40 (Call 05/15/40)	85	104,294
6.20%, 01/15/38	75	106,222
XPO CNW Inc., 6.70%, 05/01/34(d)	25	25,313

		5,060,465

Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	15	17,697

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	75	81,019
4.20%, 09/01/48 (Call 03/01/48)	45	51,722
4.30%, 12/01/42 (Call 06/01/42)	25	28,581
4.30%, 09/01/45 (Call 03/01/45)	10	11,561
6.59%, 10/15/37	90	128,642
Aqua America Inc., 4.28%, 05/01/49 (Call 11/01/48)	35	39,620

		341,145

Total Corporate Bonds & Notes — 50.6% (Cost: $149,477,947)		162,252,484

Foreign Government Obligations(h)

Angola — 0.1%
Angolan Government International Bond, 9.38%, 05/08/48(g)	200	205,178

Argentina — 0.2%
Argentine Republic Government International Bond
3.75%, 12/31/38(f)	75	27,632
6.88%, 01/11/48(d)	200	79,898
7.13%, 07/06/36	150	60,117
7.13%, 06/28/2117(d)	190	79,038
7.63%, 04/22/46(d)	150	63,671
8.28%, 12/31/33	210	101,304

Security	Par (000)	Value

Argentina (continued)
Series NY, 3.75%, 12/31/38(d)(f)	$400	$156,044
Series NY, 8.28%, 12/31/33	224	110,355

		678,059

Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(g)	200	243,336

Bahrain — 0.1%
Bahrain Government International Bond, 6.00%, 09/19/44(g)	200	203,130

Brazil — 0.4%
Brazilian Government International Bond
5.00%, 01/27/45(d)	200	203,506
5.63%, 01/07/41	250	275,888
5.63%, 02/21/47	200	221,166
7.13%, 01/20/37	200	253,294
8.25%, 01/20/34	200	273,148

		1,227,002

Chile — 0.1%
Chile Government International Bond
3.63%, 10/30/42	150	162,600
3.86%, 06/21/47	200	223,798

		386,398

Colombia — 0.3%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	400	458,380
5.63%, 02/26/44 (Call 08/26/43)	200	245,164
6.13%, 01/18/41	200	255,252
7.38%, 09/18/37	100	140,374

		1,099,170

Costa Rica — 0.1%
Costa Rica Government International Bond, 7.00%, 04/04/44(g)	200	199,574

Dominican Republic — 0.1%
Dominican Republic International Bond
6.85%, 01/27/45(g)	200	220,246
7.45%, 04/30/44(g)	200	233,654

		453,900

Ecuador — 0.0%
Ecuador Government International Bond, 9.50%, 03/27/30(g)	200	164,566

Egypt — 0.1%
Egypt Government International Bond
6.88%, 04/30/40(g)	200	193,906
8.50%, 01/31/47(g)	200	211,638

		405,544

El Salvador — 0.1%
El Salvador Government International Bond
7.65%, 06/15/35(g)	150	162,405
8.25%, 04/10/32(g)	60	68,906

		231,311

Ghana — 0.1%
Ghana Government International Bond
8.13%, 03/26/32(g)	200	197,562
10.75%, 10/14/30(g)	200	250,390

		447,952

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	100	163,369

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia — 0.6%
Indonesia Government International Bond
4.35%, 01/11/48	$400	$440,388
4.63%, 04/15/43(g)	200	222,968
5.13%, 01/15/45(g)	200	237,652
5.25%, 01/17/42(g)	200	238,722
5.25%, 01/08/47(g)	200	245,188
6.63%, 02/17/37(g)	100	134,775
7.75%, 01/17/38(g)	100	149,239
8.50%, 10/12/35(g)	100	156,680

		1,825,612

Israel — 0.1%
Israel Government AID Bond, 5.50%, 09/18/33	40	55,439
Israel Government International Bond, 4.50%, 01/30/43	200	240,914

		296,353

Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	200	195,246
5.38%, 06/15/33	50	58,709

		253,955

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (Call 12/31/19)(f)(g)	88	86,398

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	262,386

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(g)	200	242,442

Kenya — 0.1%
Kenya Government International Bond, 8.00%, 05/22/32(g)	200	211,080

Lebanon — 0.0%
Lebanon Government International Bond
6.65%, 02/26/30(g)	200	90,796
7.25%, 03/23/37(g)	50	22,761

		113,557

Mexico — 0.7%
Mexico Government International Bond
4.35%, 01/15/47	200	208,046
4.50%, 01/31/50 (Call 07/31/49)	200	212,630
4.60%, 01/23/46	200	214,002
4.75%, 03/08/44	500	545,735
5.55%, 01/21/45	250	304,300
5.75%, 10/12/2110	200	232,538
6.75%, 09/27/34	160	218,663
7.50%, 04/08/33	100	141,400
8.30%, 08/15/31	75	111,665

		2,188,979

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(g)	200	188,970
8.75%, 01/21/31(g)	200	217,992

		406,962

Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(g)	200	187,252
6.75%, 01/17/48(g)	200	190,138

		377,390

Security	Par (000)	Value

Panama — 0.3%
Panama Government International Bond
4.30%, 04/29/53	$200	$231,498
4.50%, 05/15/47 (Call 11/15/46)(d)	200	236,772
4.50%, 04/16/50 (Call 10/16/49)	200	235,500
6.70%, 01/26/36	200	281,624

		985,394

Paraguay — 0.1%
Paraguay Government International Bond, 6.10%, 08/11/44(g)	200	240,684

Peru — 0.2%
Peruvian Government International Bond
2.84%, 06/20/30	100	103,189
5.63%, 11/18/50	150	218,999
6.55%, 03/14/37	100	145,607
8.75%, 11/21/33	77	126,885

		594,680

Philippines — 0.4%
Philippine Government International Bond
3.70%, 02/02/42	200	226,734
3.95%, 01/20/40	300	344,961
6.38%, 01/15/32	165	224,169
6.38%, 10/23/34	100	141,549
7.75%, 01/14/31	100	147,713
9.50%, 02/02/30	100	159,615

		1,244,741

Qatar — 0.5%
Qatar Government International Bond
4.63%, 06/02/46(g)	200	243,340
4.82%, 03/14/49(g)	200	247,776
5.10%, 04/23/48(g)	600	769,740
9.75%, 06/15/30(a)	200	329,582

		1,590,438

Romania — 0.1%
Romanian Government International Bond
5.13%, 06/15/48(g)	100	114,719
6.13%, 01/22/44(g)	100	129,625

		244,344

Russia — 0.4%
Russian Foreign Bond-Eurobond
5.10%, 03/28/35(g)	400	472,156
5.25%, 06/23/47(g)	400	492,436
5.63%, 04/04/42(g)	200	253,722
7.50%, 03/31/30(f)(g)	198	225,483

		1,443,797

Saudi Arabia — 0.4%
Saudi Government International Bond
4.50%, 04/17/30(g)	200	226,516
4.50%, 10/26/46(g)	400	445,492
4.63%, 10/04/47(g)	217	245,130
5.00%, 04/17/49(g)	200	239,522
5.25%, 01/16/50(g)	200	248,112

		1,404,772

Senegal — 0.1%
Senegal Government International Bond, 6.25%, 05/23/33(g)	200	205,388

South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	181,256
5.38%, 07/24/44	200	188,794

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa (continued)
6.25%, 03/08/41	$100	$107,125

		477,175

South Korea — 0.1%
Korea International Bond, 3.88%, 09/20/48	200	247,364

Sri Lanka — 0.1%
Sri Lanka Government International Bond, 7.55%, 03/28/30(g)	200	190,222

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	95	130,092
Inter-American Development Bank
3.20%, 08/07/42	50	57,505
3.88%, 10/28/41	30	37,786
4.38%, 01/24/44	85	116,165
International Bank for Reconstruction & Development, 4.75%, 02/15/35	70	93,271

		434,819

Turkey — 0.4%
Turkey Government International Bond
4.88%, 04/16/43	200	158,068
5.75%, 05/11/47	200	171,462
6.00%, 01/14/41	300	269,448
6.63%, 02/17/45	200	190,236
6.75%, 05/30/40	100	97,621
6.88%, 03/17/36	135	135,204
8.00%, 02/14/34	200	222,812
11.88%, 01/15/30	100	140,502

		1,385,353

Ukraine — 0.1%
Ukraine Government International Bond, 7.38%, 09/25/32(g)	200	203,706

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
3.13%, 09/30/49(g)	400	391,100
4.13%, 10/11/47(g)	200	233,080

		624,180

Uruguay — 0.3%
Uruguay Government International Bond
4.38%, 01/23/31 (Call 10/23/30)	100	110,792
4.98%, 04/20/55	100	117,783
5.10%, 06/18/50	250	299,125
7.63%, 03/21/36	100	147,542
7.88%, 01/15/33(d)	90	133,548

		808,790

Venezuela — 0.0%
Venezuela Government International Bond
7.00%, 03/31/38(i)	80	8,874
9.38%, 01/13/34(i)	70	8,011
11.95%, 08/05/31(i)	250	28,535

		45,420

Total Foreign Government Obligations — 7.7% (Cost: $24,106,130)		24,744,870

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	62,852

Security	Par (000)	Value

California — 1.0%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	$50	$78,409
Series S-3, 6.91%, 10/01/50	175	289,670
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	160,020
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	69,833
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	50	81,920
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	60	78,553
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	78,519
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	50	68,256
Series A, 6.60%, 07/01/50	100	162,919
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	193,638
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	217,617
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	72,290
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	123,856
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	112,449
State of California GO BAB
7.30%, 10/01/39	185	283,348
7.50%, 04/01/34	120	182,848
7.55%, 04/01/39	200	324,286
7.60%, 11/01/40	305	506,382
7.95%, 03/01/36 (Call 03/01/20)	100	101,457
University of California RB, Series AQ, 4.77%, 05/15/2115	100	127,153
University of California RB BAB, 5.77%, 05/15/43	50	66,980

		3,380,403

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	29,912

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	75	103,472
Project M, Series 2010-A, 6.66%, 04/01/57	50	71,228

		174,700

Illinois — 0.3%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54	200	252,042
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	73,471
State of Illinois GO, 5.10%, 06/01/33(d)	550	589,644
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	100	120,936

		1,036,093

Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	67,901

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL, Series E, 5.46%, 12/01/39	100	131,060

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	$25	$33,194
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	66,155

		230,409

New Jersey — 0.2%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	100	126,222
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	100	155,218
Series F, 7.41%, 01/01/40	150	238,485
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 6.10%, 12/15/28 (Call 12/15/20)	75	77,881

		597,806

New York — 0.6%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	130,001
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	150	236,621
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	65,114
5.57%, 11/01/38	150	193,650
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	100	139,620
5.72%, 06/15/42	150	215,766
New York State Dormitory Authority RB BAB, 5.63%, 03/15/39 BAB	100	126,283
New York State Thruway Authority RB, 3.50%, 01/01/42( 01/01/30)	75	75,777
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	67,579
Port Authority of New York & New Jersey RB
Series 159, 6.04%, 12/01/29	190	246,854
Series 168, 4.93%, 10/01/51	80	107,106
Series 174, 4.46%, 10/01/62	150	188,124
Series 181, 4.96%, 08/01/46	50	65,565

		1,858,060

Ohio — 0.2%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	198,840
Series E, 6.27%, 02/15/50	50	68,378
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	99,728
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	129,737
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	28,984

		525,667

Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	50	67,791

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	58,241

Texas — 0.3%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	50	61,267

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.72%, 02/01/41	$25	$34,068
5.81%, 02/01/41	50	70,242
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44 .	50	71,483
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	40,829
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	42,068
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	80,814
State of Texas GO BAB, 5.52%, 04/01/39	100	136,367
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	75	90,742
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	150	187,492

		815,372

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	64,950

Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	25	26,136

Total Municipal Debt Obligations — 2.8% (Cost: $8,206,374)		8,996,293

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.3%
Federal National Mortgage Association, 3.61%, 02/25/31	300	329,846
FHLMC Multifamily Structured Pass Through Certificates, Series K-1512, Class A2, 2.99%, 05/25/31	90	95,017
Freddie Mac Multifamily Structured Pass Through Certificates, 3.90%, 12/25/30	375	425,050

		849,913

U.S. Government Agency Obligations — 1.1%
Federal Home Loan Banks, 5.50%, 07/15/36	150	216,045
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	375	547,616
6.75%, 03/15/31	450	661,604
Federal National Mortgage Association
6.63%, 11/15/30	200	289,104
7.25%, 05/15/30	330	491,439
Tennessee Valley Authority
3.50%, 12/15/42	50	57,464
5.25%, 09/15/39	65	91,363
5.38%, 04/01/56	500	786,980
7.13%, 05/01/30	225	330,062
Series B, 4.70%, 07/15/33	40	50,718

		3,522,395

U.S. Government Obligations — 36.1%
U.S. Treasury Note/Bond
2.25%, 08/15/46	4,450	4,484,070
2.25%, 08/15/49	200	202,031
2.38%, 11/15/49	500	519,141
2.50%, 02/15/45	6,500	6,868,672
2.50%, 02/15/46	3,175	3,358,555
2.50%, 05/15/46	3,750	3,968,555
2.75%, 08/15/42	1,800	1,982,531
2.75%, 11/15/42	325	358,059

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.75%, 08/15/47	$3,550	$3,949,375
2.75%, 11/15/47	3,500	3,896,484
2.88%, 05/15/43	3,150	3,543,258
2.88%, 08/15/45	3,975	4,498,582
2.88%, 11/15/46	3,150	3,581,156
2.88%, 05/15/49	1,200	1,374,375
3.00%, 05/15/45	4,075	4,711,719
3.00%, 11/15/45	2,100	2,433,047
3.00%, 02/15/47	4,450	5,182,164
3.00%, 05/15/47	2,740	3,190,816
3.00%, 02/15/48	7,250	8,458,711
3.00%, 08/15/48	3,560	4,160,750
3.00%, 02/15/49	2,055	2,406,919
3.13%, 11/15/41	1,200	1,401,000
3.13%, 08/15/44	2,050	2,411,633
3.13%, 05/15/48	2,885	3,446,673
3.38%, 05/15/44	1,450	1,773,305
3.50%, 02/15/39	790	970,342
3.63%, 08/15/43	2,950	3,733,133
3.63%, 02/15/44	2,350	2,981,930
3.75%, 11/15/43	2,300	2,969,156
3.88%, 08/15/40	1,450	1,876,617
4.25%, 05/15/39	1,000	1,348,906
4.25%, 11/15/40	1,000	1,359,219
4.38%, 11/15/39	2,530	3,473,611
4.38%, 05/15/40	1,095	1,508,191
4.50%, 08/15/39	2,450	3,410,476
4.63%, 02/15/40	1,800	2,552,062
4.75%, 02/15/37	850	1,196,375
4.75%, 02/15/41	2,000	2,896,875
5.00%, 05/15/37	500	723,984
5.38%, 02/15/31	1,175	1,599,836
6.25%, 05/15/30	800	1,139,875

		115,902,169

Total U.S. Government & Agency Obligations — 37.5% (Cost: $109,936,841)		120,274,477

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(j)(k)(l)	4,944	$4,943,530

Total Short-Term Investments — 1.5% (Cost: $4,943,530)		4,943,530

Total Investments in Securities — 100.1% (Cost: $296,670,822)		321,211,654

Other Assets, Less Liabilities — (0.1)%		(468,806)

Net Assets — 100.0%		$320,742,848

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Perpetual security with no stated maturity date.
(d)	All or a portion of this security is on loan.
(e)	Zero-coupon bond.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,140	1,804	4,944	$4,943,530	$29,667	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 10+ Year USD Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$162,252,484	$—	$162,252,484
Foreign Government Obligations	—	24,744,870	—	24,744,870
Municipal Debt Obligations	—	8,996,293	—	8,996,293
U.S. Government & Agency Obligations	—	120,274,477	—	120,274,477
Money Market Funds	4,943,530	—	—	4,943,530

	$4,943,530	$316,268,124	$—	$321,211,654

Portfolio Abbreviations — Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond